                                             Registration Statement No. 33-13052
                                                                        811-5090


                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-3

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 14

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 16

              THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                        THE TRAVELERS INSURANCE COMPANY
                          (Name of Insurance Company)

                 ONE TOWER SQUARE, HARTFORD, CONNECTICUT  06183
                 ----------------------------------------------
          (Address of Insurance Company's Principal Executive Offices)

   Insurance Company's Telephone Number, including Area Code: (860) 277-0111
                                                              --------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Managers
                     The Travelers Timed Growth and Income
                      Stock Account for Variable Annuities
                                One Tower Square
                          Hartford, Connecticut  06183
                          ----------------------------
                    (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:
                                               -------------------

It is proposed that this filing will become effective (check appropriate box):

______     immediately upon filing pursuant to paragraph (b) of Rule 485.
______     on _____, 1999 pursuant to paragraph (b) of Rule 485.
______     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
   X       on April 26, 1999 pursuant to paragraph (a)(1) of Rule 485.
------
______     75 days after filing pursuant to paragraph (a)(2).
______     on ___________ pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

______ This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                               UNIVERSAL ANNUITY
                                   PROSPECTUS
--------------------------------------------------------------------------------

This prospectus describes Universal Annuity, a flexible premium variable annuity Contract (the "Contract") issued by The Travelers Insurance Company (the "Company," "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options are:

                           MANAGED SEPARATE ACCOUNTS

Travelers Growth and Income Stock Account   ("Account GIS")
Travelers Money Market Account
  ("Account MM")
Travelers Quality Bond Account
  ("Account QB")
Travelers Timed Aggressive Stock Account   ("Account TAS")
Travelers Timed Growth and Income Stock
  Account ("Account TGIS")
Travelers Timed Short-Term Bond Account   ("Account TSB")

                    TRAVELERS FUND U FOR VARIABLE ANNUITIES

Capital Appreciation Fund
Dreyfus Stock Index Fund
High Yield Bond Trust
Managed Assets Trust
AMERICAN ODYSSEY FUNDS, INC.
  Core Equity Fund
  Emerging Opportunities Fund
  Global High-Yield Bond Fund
  Intermediate-Term Bond Fund
  International Equity Fund
  Long-Term Bond Fund
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
  VIP Equity Income Portfolio
  VIP Growth Portfolio
  VIP High Income Portfolio
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
  VIP II Asset Manager Portfolio
TEMPLETON VARIABLE PRODUCTS SERIES FUND
  Templeton Asset Allocation Fund
    (Class A)
  Templeton Bond Fund (Class A)
  Templeton Stock Fund (Class A)
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International Equity Portfolio
  Smith Barney Large Cap Value Portfolio
TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio
  Social Awareness Stock Portfolio
  U.S. Government Securities Portfolio
  Utilities Portfolio

THE FIXED ACCOUNT IS DESCRIBED IN APPENDIX A. SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR FUND U'S UNDERLYING FUNDS. PLEASE READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing. You can receive additional information by requesting a Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a free copy write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 1999

                               TABLE OF CONTENTS

Summary.........................................    3
Fee Table.......................................    6
Condensed Financial Information.................    8
The Variable Annuity Contract...................    9
  Contract Owner Inquiries......................    9
  Purchase Payments.............................    9
    Accumulation Units..........................    9
  The Funding Options...........................    9
  Transfers.....................................   12
    Dollar-Cost Averaging (Automated
      Transfers)................................   12
    Asset Allocation Advice.....................   13
  Market Timing Services........................   13
    Market Timing Risks.........................   14
  Access to your Contract Values................   14
    Systematic Withdrawals......................   15
  Charges and Deductions........................   15
    General.....................................   15
    Withdrawal Charge...........................   16
    Free Withdrawal Allowance...................   17
    Premium Tax.................................   17
    Administrative Charge.......................   17
    Mortality and Expense Risk Charge...........   18
    Funding Option Expenses.....................   18
    Market Timing Services Fees.................   18
    Managed Separate Account: Management and
      Fees......................................   18
  Ownership Provisions..........................   19
    Types of Ownership..........................   19
    Beneficiary.................................   20
    Annuitant...................................   20
  Death Benefit.................................   20
    Payment of Proceeds.........................   21
    Death Proceeds after the Maturity Date......   21
The Annuity Period..............................   21
    Maturity Date...............................   21
    Allocation of Annuity.......................   22
    Variable Annuity............................   22
    Determination of First Annuity Payment......   22
    Determination of Second and Subsequent
      Annuity Payments..........................   22
    Fixed Annuity...............................   23
  Payout Options................................   23
    Election of Options.........................   23
    Annuity Options.............................   23
    Income Options..............................   24
Miscellaneous Contract Provisions...............   25
    Right to Return.............................   25
    Termination of Individual Contract..........   25
    Termination of Group Contract or Account....   25
    Distribution from One Account to Another
      Account...................................   26
    Required Reports............................   27
    Change of Contract..........................   27
    Assignment..................................   27
    Suspension of Payments......................   27
Other Information...............................   27
    The Insurance Company.......................   27
    Financial Statements........................   28
    IMSA........................................   28
    Year 2000 Compliance........................   28
    Distribution of Variable Annuity
      Contracts.................................   28
    Conformity with State and Federal Laws......   28
    Voting Rights...............................   28
    Legal Proceedings and Opinions..............   30
The Separate Accounts...........................   30
    Performance Information.....................   31
Federal Tax Considerations......................   32
    General Taxation of Annuities...............   32
    Types of Contracts: Qualified or
      Nonqualified..............................   32
    Investor Control............................   32
    Mandatory Distributions for Qualified
      Plans.....................................   33
    Nonqualified Annuity Contracts..............   33
    Qualified Annuity Contracts.................   33
    Penalty Tax for Premature Distributions.....   33
    Diversification Requirements................   34
Managed Separate Accounts.......................   34
The Travelers Growth and Income Stock Account
  For Variable Annuities (Account GIS)..........   34
The Travelers Quality Bond Account For Variable
  Annuities (Account QB)........................   35
The Travelers Money Market Account For Variable
  Annuities (Account MM)........................   36
The Travelers Timed Growth and Income Stock
  Account For Variable Annuities (Account
  TGIS).........................................   38
The Travelers Timed Short-Term Bond Account For
  Variable Annuities (Account TSB)..............   39
The Travelers Timed Aggressive Stock Account For
  Variable Annuities (Account TAS)..............   41
The Travelers Timed Bond Account For Variable
  Annuities(Account TB).........................   42
Investments, Practices and Risks of the Managed
  Separate Accounts.............................   44
Investments at a Glance.........................   48
Appendix A (The Fixed Account)..................  A-1
Appendix B (Condensed Financial Information)....  B-1
Appendix C (Contents of Statement of Additional
  Information...................................  C-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Units..............................    9
Annuitant.......................................   21
Annuity Payments................................   21
Annuity Unit....................................    9
Cash Surrender Value............................   14
Cash Value......................................    9
Contract Date...................................    9
Contract Owner (You, Your or Owner).............    9
Contract Year...................................    9
Funding Option(s)...............................    9
Income Payments.................................   24
Individual Account..............................    9
Managed Separate Account........................    9
Maturity Date...................................   21
Owner's Account.................................    9
Participant.....................................    9
Participant's Interest..........................    9
Plan............................................   10
Purchase Payment................................    9
Underlying Funds................................    9
Written Request.................................    9

                                    SUMMARY:
                          TRAVELERS UNIVERSAL ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed (Flexible Annuity) Account. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may gain or lose money in the funding options.

The Contract, like all deferred variable annuity contracts has two phases: the accumulation phase and the income phase. During the accumulation phase, under a qualified contract, generally your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the income phase.

During the income phase, you may choose to receive income payments from the Fixed Account or the variable funding options. If you want to receive scheduled payments from your annuity, you can choose from a number of annuity options.

Once you elect an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRA) or IRA Rollover pursuant to Section 408 of the Internal Revenue Code of 1986, as amended; and (3) qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), 408(b) or 457 of the Internal Revenue Code.

You may purchase a qualified Contract with an initial payment of at least $20, except in the case of an IRA, for which the minimum initial payment is $1,000. Under a qualified Contract, you may make additional payments of at least $20. For nonqualified Contracts, the minimum initial purchase payment is $1,000, and $100 thereafter.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual contract, you are the contract owner. If a group "allocated" contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the individual contract owner, or to the group participant, as applicable. For convenience, we refer to both contracts and certificates as "contracts."

We issue group contracts in connection with retirement plans. Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value (including charges). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk during the free look period; therefore, the Cash Value returned to you may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity (IRA), and is returned within the first seven days after Contract delivery, your full purchase payment will be refunded. During the remainder of the IRA free look period, the Cash Value (including charges) will be refunded. The Cash Value will be determined as of the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed (Flexible Annuity) Account and any or all of the variable funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Refer to the SAI for performance information for each funding option. Past performance is not a guarantee of future results.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At the minimum, we would always allow at least one transfer every six months.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each contract we deduct a semiannual administrative charge of $15. The annual insurance charge is 1.25% of the amounts you direct to the variable funding options. Each funding option also charges for management, any applicable asset allocation fee and other expenses. Please refer to the Fee Table for more information about the charges.

If you withdraw amounts from the Contract, we may deduct a withdrawal charge (of 5% for five years) of the purchase payments you made to the Contract. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, the Company may be required by your state to deduct a premium tax.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving payments. Under a nonqualified Contract, payments are made with after-tax dollars, and any earnings accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

If you own a qualified Contract, reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum distribution amount required by federal law. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. After the first contract year, you may withdraw up to 10% of the cash value (as of the end of the previous contract year) without a deferred sales charge. Of course, you may have to pay income taxes, a federal tax penalty or premium taxes on any money you take out.

You may choose to receive monthly, quarterly, semiannual or annual ("systematic") withdrawals of at least $50 if your Contract's cash value is $5,000 or more. All applicable sales charges and premium taxes will be deducted.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death.

Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Funding Options each month, theoretically giving you a lower average cost per unit over time as compared to a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee a profit nor prevent loss in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - MARKET TIMING PROGRAM. If allowed, you may elect to enter into a separate market timing services agreement with registered investment advisers who provide market timing services. These agreements permit the registered investment advisers to act on your behalf by transferring all or a portion of the Cash Value from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account. Purchase Payments are allocated to the following Funding Options when you participate in the Market Timing Program: Travelers Timed Growth and Income Stock Account; Travelers Timed Short-Term Bond Account and Travelers Timed Aggressive Stock Account. The Market Timing Program and applicable fees are fully described in a separate Disclosure Statement.

        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all Purchase Payments among the American Odyssey Funds. The CHART Program and applicable fees are fully described in a separate Disclosure Statement.

                                   FEE TABLE
--------------------------------------------------------------------------------
                  ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS AND TB
                        FUND U AND ITS UNDERLYING FUNDS

CONTRACT CHARGES AND EXPENSES

     CONTINGENT DEFERRED SALES CHARGE (as a percentage of
      purchase payments withdrawn)
        If withdrawn within 5 years after the purchase
        payment is made.....................................   5.00%
        If withdrawn 5 or more years after the purchase
        payment is made.....................................      0%
     SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE..............       $15
ANNUAL SEPARATE ACCOUNT EXPENSES
     MORTALITY AND EXPENSE RISK CHARGE (as a percentage of
       average net assets of
        Managed Separate Accounts and Fund U)...............   1.25%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding
  option as of December 31, 1998, unless otherwise noted.)

                                                                               MARKET          ANNUAL
                 INVESTMENT ALTERNATIVE                   MANAGEMENT FEE   TIMING FEE(1)     EXPENSES(2)
---------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
    Account GIS.........................................       0.62%             n/a            0.62%
    Account MM..........................................       0.32%             n/a            0.32%
    Account QB..........................................       0.32%             n/a            0.32%
    Account TAS.........................................       0.35%            1.25%           1.60%
    Account TB*.........................................       0.50%            1.25%           1.75%
    Account TGIS........................................       0.32%            1.25%           1.57%
    Account TSB.........................................       0.32%            1.25%           1.57%

 * Travelers Timed Bond Account. Not available to new Contract Owners.

                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
                                                          REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
UNDERLYING FUNDING OPTIONS
Capital Appreciation Fund...............................           %                %               %
Dreyfus Stock Index Fund................................           %                %               %
High Yield Bond Trust...................................           %                %               %
Managed Assets Trust....................................           %                %               %
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund....................................           %                %               %
    Emerging Opportunities Fund.........................           %                %               %
    Global High-Yield Bond Fund.........................           %                %               %
    Intermediate-Term Bond Fund.........................           %                %               %
    International Equity Fund...........................           %                %               %
    Long-Term Bond Fund.................................           %                %               %
AMERICAN ODYSSEY FUNDS, INC.**
    Core Equity Fund....................................           %                %               %
    Emerging Opportunities Fund.........................           %                %               %
    Global High-Yield Bond Fund.........................           %                %               %
    Intermediate-Term Bond Fund.........................           %                %               %
    International Equity Fund...........................           %                %               %
    Long-Term Bond Fund.................................           %                %               %
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio.................................           %                %               %
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
    Equity Income Portfolio.............................           %                %(3)            %
    Growth Portfolio....................................           %                %(3)            %
    High Income Portfolio...............................           %                %(3)            %

                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
                                                          REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio.............................           %                %(3)            %
TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Templeton Asset Allocation Fund.....................           %                %(4)            %
    Templeton Bond Fund.................................           %                %               %
    Templeton Stock Fund................................           %                %(4)            %
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio...........................           %                %(6)            %
    G.T. Global Strategic Income Portfolio*.............           %                %(7)            %
    MFS Total Return Portfolio..........................           %                %(6)            %
    Putnam Diversified Income Portfolio.................           %                %(6)            %
    Smith Barney High Income Portfolio..................           %                %(6)            %
    Smith Barney International Equity Portfolio.........           %                %(6)            %
    Smith Barney Large Cap Value Portfolio
      (formerly Smith Barney Income and Growth
      Portfolio)........................................           %                %(6)            %
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio.................           %                %(5)            %
    Social Awareness Stock Portfolio....................           %                %               %
    U.S. Government Securities Portfolio................           %                %               %
    Utilities Portfolio.................................           %                %               %

NOTES:

The purpose of this Fee Table is to help you understand the various costs and expenses that you will bear, directly or indirectly, under the Contract. The information, except as noted, reflects expenses of the managed separate accounts as well as Fund U and its underlying funds for the fiscal year ending December 31, 1998. For additional information, including possible waivers or reductions of these expenses, see "Charges and Deductions." Expenses shown do not include premium taxes, which may apply. "Other Expenses" include operating costs of the Separate Account or fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

 * Not available to new Contract Owners.

** Includes 1.25% CHART asset allocation fee.

(1) Contract Owners may discontinue market timing services at any time and thereby avoid any subsequent fees for those services by transferring to a non-timed account.

(2) This figure does not include the mortality and expense risk charge which is deducted from the daily unit value of each of the managed separate accounts.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce funds' expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Without these reductions, the Total underlying Fund Expenses presented in this table would have been 0.64% for ASSET MANAGER PORTFOLIO, 0.57% for EQUITY INCOME PORTFOLIO, 0.67% for GROWTH PORTFOLIO, and 0.71% for HIGH INCOME PORTFOLIO.

(4) Management Fees and Total Fund Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Expenses during 1997 were lower.

(5) Other expenses reflect the current expense reimbursement management with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Funding Option Expenses for the Disciplined Mid Cap Stock Portfolio would have been 1.82%.

(6) Other expenses are as of October 31, 1997 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1997.

(7) Other expenses are as of October 31, 1997 and take into account the current expense limitations agreed to by the Portfolio's investment manager (the "Manager"). The Manager waived all of its fees for the period and reimbursed the Portfolios for their expenses. Without such arrangements, the Total Expenses for the G.T. GLOBAL STRATEGIC INCOME PORTFOLIO would have been 1.38%.

EXAMPLE*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:
--------------------------------------------------------------------------------

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                          -------------------------------------   -------------------------------------
         INVESTMENT ALTERNATIVE           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
   Account GIS..........................   $        $         $          $         $         $        $          $
   Account MM...........................
   Account QB...........................
   Account TAS..........................
   Account TB**.........................
   Account TGIS.........................
   Account TSB..........................
UNDERLYING FUNDING OPTIONS
Capital Appreciation Fund...............
Dreyfus Stock Index Fund................
High Yield Bond Trust...................
Managed Assets Trust....................
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund.....................
   Emerging Opportunities Fund..........
   Global High-Yield Bond Fund..........
   Intermediate-Term Bond Fund..........
   International Equity Fund............
   Long-Term Bond Fund..................
AMERICAN ODYSSEY FUNDS, INC.(2)
   Core Equity Fund.....................
   Emerging Opportunities Fund..........
   Global High-Yield Bond Fund..........
   Intermediate-Term Bond Fund..........
   International Equity Fund............
   Long-Term Bond Fund..................
DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio..................
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
   Equity Income Portfolio..............
   Growth Portfolio.....................
   High Income Portfolio................
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio..............
TEMPLETON VARIABLE PRODUCTS SERIES FUND
   Templeton Asset Allocation Fund......
   Templeton Bond Fund..................
   Templeton Stock Fund.................
TRAVELERS SERIES FUND, INC.
   Alliance Growth Portfolio............
   G.T. Global Strategic Income
      Portfolio**
   MFS Total Return Portfolio...........
   Putnam Diversified Income
     Portfolio..........................
   Smith Barney High Income Portfolio...
   Smith Barney International Equity
     Portfolio..........................
   Smith Barney Large Cap Value
     Portfolio
     (formerly Smith Barney Income and
     Growth Portfolio)..................
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock
     Portfolio..........................
   Social Awareness Stock Portfolio.....
   U.S. Government Securities
     Portfolio..........................
   Utilities Portfolio..................

 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE
   EXAMPLE REFLECTS THE $15 SEMIANNUAL CONTRACT FEE AS AN ANNUAL CHARGE OF     %
   OF ASSETS.

** Not currently available to new Contract Owners in most states.

 (1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation Program.

 (2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation Program.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix B, page B-1.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Universal Annuity is designed to help you accumulate money for retirement. Certificates are issued to individual participants under a group contract. Under the Contract, you (the contract owner or participant, as applicable) make purchase payments to us and we credit them to your account. We promise to pay you an income in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options that you select. You assume the risk of gain or loss according to the performance of the funding options. The cash value is the amount of purchase payments, plus or minus any investment experience or interest. The cash value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the cash value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following this contract date is called a contract year. The record of accumulation units credited to an owner is called the owner's account. The record of accumulation units credited to a participant is called the individual account, or participant's interest.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

If you have any questions about the Contract, call the Company's Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

The initial purchase payment must be paid before the Contract becomes effective.

Minimum purchase payment amounts are:
  - IRAs: $1,000
  - Other tax-qualified retirement plans: $20 per participant (subject to plan requirements)
  - Nonqualified contacts: $1,000; minimum of $100 for subsequent payment

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments received in good order will be credited within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. When we receive a purchase payment, we determine the number of accumulation units credited to the Contract by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your account is credited. The period between the contract effective date and the maturity date is the accumulation period. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the variable funding options to have your purchase payments allocated to. These include the managed separate accounts and the subsections of Fund U, which invest in the underlying mutual funds. You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying mutual fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. You may obtain additional copies of the prospectuses by contacting your registered representative or by calling 1-800-842-8573.

If any of the funding options becomes unavailable, or in the judgment of the Company becomes inappropriate for the purposes of the Contract, the Company may substitute another investment alternative. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may add new funding options. Some of the Funding options may not be available in every state due to various insurance regulations or in every plan, due to plan restrictions.

The current funding options are listed below, along with their investment advisers and any subadviser:

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
  Travelers Growth and       Seeks long-term accumulation of principal through         Travelers Asset Management
  Income Stock Account       capital appreciation and retention of net investment      International Corporation
                             income.                                                   ("TAMIC")
                                                                                       Subadviser: Travelers
                                                                                       Investment Management
                                                                                       Company ("TIMCO")
  Travelers Money Market     Seeks preservation of capital, a high degree of           TAMIC
  Account                    liquidity and the highest possible current income
                             available from certain short-term money market
                             securities.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Account                    total return.
  Travelers Timed            Seeks growth of capital by investing primarily in a       TIMCO
  Aggressive Stock Account   broadly diversified portfolio of common stocks.
  Travelers Timed Growth     Seeks long-term accumulation of principal through         TIMCO
  and Income Stock           capital appreciation and retention of net investment
                             income.
  Travelers Timed Short-     Seeks high current income with limited price volatility.  TIMCO
  Term Bond Account
FUNDING OPTIONS
Capital Appreciation Fund    Seeks growth of capital through the use of common         TAMIC
                             stocks. Income is not an objective. The Fund invests      Subadviser: Janus Capital
                             principally in common stocks of small to large companies  Corp.
                             which are expected to experience wide fluctuations in
                             price in both rising and declining markets.
Dreyfus Stock Index Fund     Seeks to provide investment results that correspond to    Mellon Equity Securities
                             the price and yield performance of publicly traded
                             common stocks in the aggregate, as represented by the
                             Standard & Poor's 500 Composite Stock Price Index.
High Yield Bond Trust        Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.
Managed Assets Trust         Seeks high total investment return through a fully        TAMIC
                             managed investment policy in a portfolio of equity, debt  Subadviser: TIMCO and convertible securities.
AMERICAN ODYSSEY FUNDS,
  INC.
  Core Equity Fund           Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of well-established            Management, Inc.
                             companies.                                                Subadviser: Equinox
                                                                                       Capital Management, Inc.
  Emerging Opportunities     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in common stocks of small, rapidly growing      Management, Inc.
                             companies.                                                Subadvisers: SG Cowen
                                                                                       Asset Management and
                                                                                       Chartwell Investment
                                                                                       Partners
  Global High-Yield Bond     Seeks maximum long-term total return (capital             American Odyssey Funds
  Fund                       appreciation and income) by investing primarily in        Management, Inc.
                             high-yield debt securities from the United States and     Subadviser: BEA Associates
                             abroad.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY FUNDS, INC. (CONTINUED)
  Intermediate-Term Bond     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in intermediate-term corporate debt             Management, Inc.
                             securities, U.S. government securities, mortgage-related  Subadviser: TAMIC securities and asset-backed securities, as well as money
                             market instruments.
  International Equity Fund  Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of established non-U.S.        Management, Inc.
                             companies.                                                Subadviser: Bank of
                                                                                       Ireland Asset Management
                                                                                       (U.S.) Limited
  Long-Term Bond Fund        Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in long-term corporate debt securities, U.S.    Management, Inc.
                             government securities, mortgage-related securities, and   Subadviser: Western Asset
                             asset-backed securities, as well as money market          Management Company
                             instruments.
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio        Seeks to maximize capital appreciation.                   The Dreyfus Corporation
FIDELITY'S VARIABLE
INSURANCE PRODUCTS FUND
  VIP Equity Income          Seeks reasonable income by investing primarily in         Fidelity Management &
  Portfolio                  income- producing equity securities, in choosing these    Research Company
                             securities, the portfolio manager will also consider the
                             potential for capital appreciation.
  VIP Growth Portfolio       Seeks capital appreciation by purchasing common stocks    Fidelity Management &
                             of well-known, established companies, and small emerging  Research Company growth companies, although its investments are not
                             restricted to any one type of security. Capital
                             appreciation may also be found in other types of
                             securities, including bonds and preferred stocks.
  VIP High Income Portfolio  Seeks to obtain a high level of current income by         Fidelity Management &
                             investing primarily in high yielding, lower-rated,        Research Company
                             fixed-income securities, while also considering growth
                             of capital.
FIDELITY'S VARIABLE
INSURANCE PRODUCTS FUND II
  VIP II Asset Manager       Seeks high total return with reduced risk over the        Fidelity Management &
  Portfolio                  long-term by allocating its assets among stocks, bonds    Research Company
                             and short-term fixed-income instruments.
TEMPLETON VARIABLE PRODUCTS
SERIES FUND
  Templeton Asset            Seeks a high level of total return with reduced risk      Templeton Investment
  Allocation Fund (Class A)  over the long term through a flexible policy of           Counsel, Inc.
                             investing in stocks of companies in any nation and debt
                             obligations of companies and governments of any nation.
  Templeton Bond Fund        Seeks high current income by investing primarily in debt  Templeton Global Bond
  (Class A)                  securities of companies, governments and government       Managers
                             agencies of various nations throughout the world.
  Templeton Stock Fund       Seeks capital growth by investing primarily in common     Templeton Investment
  (Class A)                  stocks issued by companies, large and small, in various   Counsel, Inc.
                             nations throughout the world.
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio  Seeks long-term growth of capital by investing            Travelers Investment
                             predominantly in equity securities of companies with a    Adviser ("TIA")
                             favorable outlook for earnings and whose rate of growth   Subadviser: Alliance
                             is expected to exceed that of the U.S. economy over       Capital Management L.P.
                             time. Current income is only an incidental
                             consideration.
  MFS Total Return           Seeks to obtain above-average income (compared to a       TIA
  Portfolio                  portfolio entirely invested in equity securities)         Subadviser: Massachusetts
                             consistent with the prudent employment of capital.        Financial Services Company
                             Generally, at least 40% of the Portfolio's assets will    ("MFS")
                             be invested in equity securities.
  Putman Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio                  of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC.
  (CONTINUED)
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      Mutual Management
  Portfolio                  secondary objective. The Portfolio will invest at least   Corporation ("MMC")
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   MMC
  International Equity       income by investing at least 65% of its assets in a
  Portfolio                  diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large Cap     Seeks current income and long-term growth of income and   MMC
  Value Portfolio            capital by investing primarily, but not exclusively, in
                             common stocks.
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Portfolio                  broadly diversified portfolio of common stocks.           Subadvisor: TIMCO
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     MMC
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio       investor concerned primarily with highest credit
                             quality, current income and total return. The assets of
                             the U.S. Government Securities Portfolio will be
                             invested in direct obligations of the United States, its
                             agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    MMC
                             and debt securities of companies in the utility
                             industries.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value among available variable funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however we reserve the right to charge a fee for any transfer request, and to limit transfers to one in any six-month period. This does not apply to transfers by third party market timing services among timed funding options. During the annuity period, transfers are allowed only with our consent. Please refer to Appendix A for information regarding transfers between the Fixed Account and the variable funding options.

Since the available funding options have different investment advisory fees, a transfer from one funding option to another could result in higher or lower investment advisory fees. (See "Investment Advisory Fees.") We reserve the right to modify transfer privileges at any time and to charge for transfers upon 30 days' notice to the contract owner (where permitted by law).

DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)

By written request you may elect to have contract values transferred on a monthly or quarterly basis from specific funding options to other funding options. You may stop or change participation in the Dollar Cost Averaging program at any time, provided we receive at least 30 days' written notice.

Automated transfers are subject to all Contract provisions, including those relating to the transfer of money between funding options. Certain minimums may apply to enroll in the program and to amounts transferred.

ASSET ALLOCATION ADVICE

You may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. Copeland provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. Under the CHART Program, purchase payments and cash values are allocated among the six American Odyssey Funds. Copeland's charge for this advisory service is a maximum of 1.50% of the assets subject to the CHART Program. This fee is currently reduced by 0.25%, the amount of the fee paid to the investment manager of American Odyssey Funds, and it is further reduced for assets over $25,000. Another reduction is made for participants in plans subject to ERISA with respect to amounts allocated to the American Odyssey Intermediate-Term Bond Fund because that Fund has as its subadviser an affiliate of Copeland. A $30 initial fee is also charged. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the American Odyssey Funds. The Company will not treat these withdrawals as taxable distributions. The CHART Program may not be available in all marketing programs through which the Universal Annuity Contract is sold.

                             MARKET TIMING SERVICES
--------------------------------------------------------------------------------

Accounts TGIS, TSB and TAS ("Market Timed Accounts") are funding options available to individuals who have entered into market timing services agreements ("market timing agreements") with registered investment advisers who provide market timing services ("registered investment advisers"). These agreements allow the registered investment advisers to act on your behalf by transferring all or a portion of your cash value units from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account.

You may transfer account values from any of the Market Timed Accounts to any of the other funding options. However, if you are in a Market Timed Account, transfer all current account values and direct all future allocations to a non-timed Funding option, the market timing agreements with the registered investment advisers automatically terminate. If this occurs, the registered investment advisers no longer have the right to transfer funds on your behalf. Partial withdrawals from the Market Timed Accounts do not affect the market timing agreements.

Copeland, a registered investment adviser and an affiliate of the Company, provides market timing services for a fee. The fee equals 1.25% annually of the current value of the assets subject to timing. Copeland also charges a $30 market timing application fee. If you terminate your market timing agreement and decide to reenter a market timing agreement, the market timing fees will be reassessed, and a new $30 application fee will be charged by Copeland.

We deduct the market timing fee from the assets of the Market Timed Accounts according to a payment method for which the Company, Accounts TGIS, TSB and, TAS, the original principal underwriter of the Contracts, and Copeland obtained an exemptive order from the SEC on February 7, 1990 ("asset charge payment method"). Although the market timing agreements are between you and Copeland; we are a signatory to the agreements and are solely responsible for payment of the fee to Copeland. On each Valuation Date, we deduct the amount necessary to pay the fee from each Market Timed Account and, in turn, pay that amount to Copeland. This is the only payment method available to those who enter into market timing agreements. Individuals in the Market Timed Accounts may use unaffiliated market timing investment advisers with our approval and if such advisers agree to an arrangement substantially identical to the asset charge payment method.

You are asked to approve annually the terms of the Distribution and Management Agreement in order to continue the asset charge payment method. Because the market timing services are provided according to individual agreements between you and the registered investment advisers, the Boards of Managers of the Market Timed Accounts do not exercise any supervisory or oversight role for services or the related fees.

Under the asset charge payment method, the daily deductions for market timing fees are not treated by the Company as taxable distributions. (See "Federal Tax Considerations".)

MARKET TIMING RISKS

If you invest in the Market Timed Accounts without a market timing agreement, you may bear a higher proportion of the expenses associated with Separate Account portfolio turnover. In addition, those who allocate amounts to these Accounts without a market timing agreement will still have the market timing fees deducted on a daily basis. We intend to identify any such individuals and restore to their accounts, no less frequently than monthly, an amount equal to the deductions for the market timing fees. However, this restored amount will not reflect any investment experience of the fees deducted.

If you participate in a market timing agreement, you may be subject to the following additional risks: (1) higher transaction costs; (2) higher portfolio turnover rate; (3) investment return goals not being achieved by the registered investment advisers which provide market timing services; and (4) higher account expenses for depleting and, then starting up the account. Actions by the registered investment advisers which provide market timing services may also increase risks generally found in any investment, i.e., the failure to achieve an investment objective, and possible lower yield. In addition, if more than one market timing strategy uses a Market Timed Account, those who invest in the Market Timed Account when others are transferred into or out of that Account by the registered investment advisers may bear part of the direct costs incurred by those individuals who were transferred. For example, if 90% of a Market Timed Account is under one market timing strategy, and those funds are transferred into or out of that Account, those constituting the other 10% of the Market Timed Account may bear a higher portion of the expense for the transfer.

                         ACCESS TO YOUR CONTRACT VALUES
--------------------------------------------------------------------------------

Under a group Contract, before a participant's maturity date, we will pay all or any portion of that participant's cash surrender value to the owner or participant, as provided in the plan. A Group contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

Under an Individual Contract, the contract owner may redeem all or any portion of the cash surrender value any time before the maturity date. You must submit a written request for withdrawal. We will make withdrawals pro rata from all the funding options unless you specify the funding option(s) from which surrender is to be made. The cash surrender value will be determined as of the business day after we receive the surrender request at our Home Office.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

SYSTEMATIC WITHDRAWALS

Each contract year, you may elect to take monthly, quarterly, semiannual or annual systematic withdrawals of a specified dollar amount. Any applicable premium taxes will be deducted. To elect this option, an election form provided by the Company must be completed. Systematic withdrawals may be stopped at any time, provided the Company receives at least 30 days' written notice.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where permitted by law).

Each systematic withdrawal is subject to federal income tax on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawal.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses, and

     - other costs of doing business.

Risks we assume include:

     - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

     - that the amount of the death benefit will be greater than the contract value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a purchase payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from purchase payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn. Unless the Company receives instructions to the contrary, the withdrawal charge will be deducted from the amount requested.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken in the following order:

     (a)  from any purchase payments to which no withdrawal charge applies;

     (b) from any remaining free withdrawal allowance (as described below) after reduction by the amount of (a);

     (c) from any purchase payments to which withdrawal charges apply (on a first-in, first-out basis); and, finally

     (d) from any Contract earnings.

NOTE: Any free withdrawals taken will not reduce purchase payments still subject to a withdrawal charge.

We will not deduct a withdrawal charge (1) from the distribution of death proceeds; or (2) upon election of an annuity payout (based upon life expectancy); or (3) made due to minimum distribution requirements.

The withdrawal charge will be waived if:

- an annuity payout is begun;

- an income option of at least three years' duration (without right of withdrawal) is begun after the first contract year;

- the participant under a group Contract or annuitant under an individual Contract dies;

- the participant under a group Contract or annuitant under an individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract;

- the participant under a group Contract, or annuitant under an individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the contract owner or participant, as provided in the plan;

- the participant under a group Contract, or annuitant under an individual Contract, under an IRA plan reaches age 70 1/2, provided the certificate, has been in effect five years or more;

- the participant under a group Contract, or annuitant under an individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59 1/2, provided the certificate or Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those under Certificates issued before May 1, 1992, the withdrawal charge will also be waived if the participant or annuitant retires at normal retirement age (as defined by the Plan), provided the Certificate or Contract, as applicable has been in effect one year or more);

- the participant under a Section 457 deferred compensation plan retires and the Certificate has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service ("IRS") rules;

- for group Contracts, the participant under a Section 457 deferred compensation plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a plan at the termination date specified in the Contract; or

- for group Contracts, the participant under a pension or profit-sharing plan, including a 401(k) plan, Section 457 deferred compensation plan, or a tax deferred annuity plan (403(b) plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the plan) or terminates employment, provided that the contract owner purchases this Contract in conjunction with a group unallocated flexible annuity contract issued by the Company.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract year, you may withdraw up to 10% of the cash value annually. (This includes any purchase payments no longer subject to a withdrawal charge.) IRA Contract owners who have Contracts, issued before May 1, 1994, have a 20% free withdrawal allowance annually after the first year. Free withdrawals from IRA plans are only available after the participant reaches age 59 1/2. We calculate the free withdrawal amount as of the Contract anniversary date before the surrender date. The free withdrawal allowance does not apply to full surrenders. For 403(b) plan participants, partial and full withdrawals (surrenders) may be subject to restrictions. (See "Federal Tax Considerations.")

Amounts withdrawn under the free withdrawal allowance provision will not reduce the amount of purchase payments subject to withdrawal charges.

PREMIUM TAX

Certain state and local governments impose premium taxes ranging from 0% to 5% depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, we will deduct any applicable premium taxes from the cash value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

ADMINISTRATIVE CHARGE

We deduct a semiannual administrative charge of $15 for each individual account maintained. The administrative charge will be deducted from the account in June and December of each year. The first charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. This charge does not apply after an annuity payout has begun. The administrative charge will be deducted from the contract value by canceling accumulation units in each funding option on a pro rata basis.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the Separate Accounts. This charge, on an annual basis, is 1.25% of the Separate Account value. We reserve the right to lower this charge at any time.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

MARKET TIMING SERVICES FEES

In connection with the market timing services provided to participants in Accounts TGIS, TSB and TAS, Copeland receives a fee equal on an annual basis to 1.25% of the current value of the assets subject to timing. The Company deducts this fee daily from the assets of the Market Timed Accounts. Copeland also charges a $30 market timing application fee. Participants may discontinue market timing services at any time and avoid any subsequent fees for those services by transferring to a non-timed account. (See "Market Timing Services.")

MANAGED SEPARATE ACCOUNTS: MANAGEMENT AND FEES

The investments and administration of each managed separate account are under the direction of a Board of Managers. Subject to the authority of each Board of Managers, TIMCO and TAMIC furnish investment management and advisory services as indicated in the Investment Option Chart. Additionally, the Board of Managers for each managed separate account annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies (and submits any such changes to contract owners at the annual meeting), and takes any other actions necessary in connection with the operation and management of the managed separate accounts.

The Travelers Investment Management Company ("TIMCO") is a registered investment adviser that has provided investment advisory services since its incorporation in 1967. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is a wholly owned subsidiary of Smith Barney Holdings Inc., which is a wholly owned subsidiary of Citigroup, Inc., a bank services holding company. TIMCO provides investment management and advisory services to Accounts TGIS, TSB and TAS. The fees are as follows:

               ACCOUNT                        ANNUAL MANAGEMENT FEE
               -------                        ---------------------
Account TAS..........................  0.35% of average daily net assets
Account TGIS.........................  0.3233% of average daily net assets
Account TSB..........................  0.3233% of average daily net assets

Travelers Asset Management International Corporation ("TAMIC") is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup, Inc., a bank holding company. TAMIC provides investment and management and advisory services to Accounts GIS, QB, MM and TB.

               ACCOUNT                        ANNUAL MANAGEMENT FEE
               -------                        ---------------------
                                       0.65% of the first $500,000,000,
Account GIS..........................  plus
                                       0.55% of the next $500,000,000,
                                         plus
                                       0.50% of the next $500,000,000,
                                         plus
                                       0.45% of the next $500,000,000,
                                         plus
                                       0.40% of amounts over
                                         $2,000,000,000
                                         (of Account GIS's aggregate net
                                         asset value)

               ACCOUNT                        ANNUAL MANAGEMENT FEE
               -------                        ---------------------
                                       0.50% of the first $50,000,000,
Account TB...........................  plus
                                       0.40% of the next $100,000,000,
                                         plus
                                       0.30% of the next $100,000,000,
                                         plus
                                       0.25% of amounts over $250,000,000
                                         (of Account TB's aggregate net
                                         asset value)
Account QB...........................  0.3233% of average daily net assets
Account MM...........................  0.3233% of average daily net assets

TAMIC also supervises the subadvisor of Account GIS, TIMCO. According to the terms of this written subadvisory agreement, TAMIC will pay TIMCO a fee equivalent on an annual basis to the following:

                                                       AGGREGATE
  ANNUAL                                               NET ASSET
SUBADVISORY                                            VALUE OF
    FEE                                               THE ACCOUNT
-----------                                           -----------
  0.45 %               of the first               $  700,000,000 plus
  0.275%               of the next                $  300,000,000 plus
  0.25 %               of the next                $  500,000,000 plus
  0.225%               of the next                $  500,000,000 plus
  0.20 %               of amounts over            $     2,000,000,000

TIMCO also acts as investment adviser or subadviser for:

     - other investment companies used to fund variable products

     - individual and pooled pension and profit-sharing accounts

     - affiliated companies of The Travelers Insurance Company.

TAMIC also acts as investment adviser or subadviser for:

     - other investment companies used to fund variable products

     - individual and pooled pension and profit-sharing accounts and domestic insurance companies affiliated with The Travelers Insurance Company

     - nonaffiliated insurance companies.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner ("you"). If you purchase an individual contract, you are the contract owner. If a group "allocated" contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the individual contract owner, or to the group participant, as applicable. For convenience, we refer to both contracts and certificates as "contracts."

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. If the first joint owner to die is also the annuitant, the death benefit will be paid to the beneficiary. If the first joint owner to die is not the annuitant, the entire interest under the contract will pass to the surviving joint owner.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless the Company receives other instructions, by written request before the death of the annuitant or contract owner.

With nonqualified contracts, as discussed under "Death Benefit," the beneficiary named in the contract may differ from the designated beneficiary (for example, the joint owner or a contingent annuitant). In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

For nonqualified Contracts only, where the owner and annuitant are not the same person, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. If the annuitant dies before the maturity date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant, and the contract continues. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

The following death benefit applies to all contracts that include a death benefit. We calculate the death benefit amount as of the date our Home Office receives proof of death. All amounts will be reduced by any outstanding loans and any premium taxes due.

------------------------------------------------------------------------------------------------------
                 INDIVIDUAL CONTRACT                                    GROUP CONTRACT
------------------------------------------------------------------------------------------------------
 IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE     IF PARTICIPANT DIES ON OR AFTER AGE 75, AND
 MATURITY DATE:                                           BEFORE THE MATURITY DATE:
------------------------------------------------------------------------------------------------------
     Amount paid: the cash value of the contract          Amount paid: the participant's interest
                                                          under the contract
------------------------------------------------------------------------------------------------------
 IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE          IF PARTICIPANT DIES BEFORE AGE 75, AND
 MATURITY DATE:                                           BEFORE THE MATURITY DATE:
------------------------------------------------------------------------------------------------------
 Amount paid: the greater of (1),(2) or (3) below:        Amount paid: the greatest of (1), (2) or (3)
                                                          below:
------------------------------------------------------------------------------------------------------
 (1) the cash value                                       (1) the participant's interest
------------------------------------------------------------------------------------------------------
 (2) the total purchase payments made, less any prior     (2) the total purchase payments made on
     withdrawals or loans                                     behalf of the participant, less any
                                                              prior withdrawals or loans
------------------------------------------------------------------------------------------------------
 (3) the cash value on the 5(th) multiple contract        (3) the participant's interest on the 5(th)
     year anniversary (i.e., 5(th), 10(th), 15(th),           multiple contract year anniversary
     etc.) before we receive proof of death.                  (i.e., 5(th), 10(th), 15(th), etc.)
                                                              before we receive proof of death.
------------------------------------------------------------------------------------------------------

PAYMENT OF PROCEEDS

Under an individual contract, the death benefit will be paid to the beneficiary. Under a group contract, the death benefit will be paid to the contract owner, or the beneficiary, as provided in the plan.

The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to the beneficiary(ies), or if none, to the contract owner's estate.

Under a nonqualified contract, the death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and which is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.

Under a nonqualified contract, if the beneficiary is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.

DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER (NONQUALIFIED CONTRACTS ONLY). If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described above will be paid upon the death of the last surviving contingent annuitant.

DEATH OF CONTRACT OWNER WHO IS NOT THE ANNUITANT (NONQUALIFIED CONTRACTS ONLY). The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate. If the surviving joint owner (or if none, the beneficiary) is the Contract Owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution.

ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or other entity), the death benefit will be paid only upon the death of the annuitant.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract/Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Under nonqualified contracts, unless you elect otherwise, the maturity date will be the annuitant's 75th birthday or ten years after the effective date of the contract, if later. Under qualified contracts, the maturity date must be before the individual's 70th birthday, unless we consent to a later date.

At least 30 days before the original maturity date, you may extend the maturity date to any time prior to the annuitant's 85th birthday or to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Variable payout may not be available in all states; refer to your Contract. If a variable payout is not available, these contract owners or participants, as provided in the plan will automatically receive a fixed dollar annuity whose payments do not vary with the investment experience of variable funding option.

DETERMINATION OF FIRST ANNUITY PAYMENT

The Contract contains tables used to determine the first monthly annuity payment. The amount applied to effect an Annuity will be the cash value of the Contract as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the adjusted age of the participant. A formula for determining the adjusted age is contained in the Contract. The tables use an assumed annual net investment rate of 3.5%. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars applied to that annuity option. We reserve the right to require proof of age before annuity payments begin.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS

The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The actual amounts of these payments are determined by multiplying the number of annuity units credited to the Contract in each funding option by the corresponding annuity unit value as of the date 14 days before the payment is due. The interest rate assumed in the annuity tables would produce a level annuity unit value and, therefore, level annuity payments if the net investment rate remained constant at the assumed rate. In fact, payments will vary because there can be no assurance that a net investment rate will be as high as the assumed rate.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the contract value, determined as of the date annuity payments begin. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                 PAYOUT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

On the maturity date, we will pay the amount due under the Contract in one lump sum, or in accordance with the payment option selected by the contract owner. Election of an annuity option or an income option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the group Contract participant, or the annuitant under an individual Contract, must be made by the participant, as provided in the plan or the contract owner, as applicable. The terms of options elected may be restricted to meet the contract qualification requirements of Section 401(a)(9) of the Internal Revenue Code.

Income options differ from annuity options in that the amount of the payments made under income options are unrelated to the length of life of any person. Thus, the participant may outlive the payment period. Although the Company continues to deduct the charge for mortality and expense risks, it assumes no mortality risks for amounts applied under any income option.

The minimum amount that can be placed under an annuity option or income option, is $2,000 unless we consent to a lesser amount. If any monthly periodic payment due is less than $20, we reserve the right to make payments at less frequent intervals. Annuity options and income options may be elected on a monthly, quarterly, semiannual or annual basis.

AUTOMATIC OPTION -- Unless we are directed otherwise by the owner, if the participant is living and has a spouse and no election has been made, the Company will, on that participant's maturity date, pay to the participant the first of a series of annuity payments based on the life of the participant as the primary payee and the participant's spouse in accordance with Option 5 below.

Unless the plan provides otherwise, if the participant has no spouse, the Company will, on the maturity date, pay to the participant the first of a series of annuity payments based on the life of the participant, in accordance with Option 2 with 120 monthly payments assured.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY -- NO REFUND: The Company will make annuity payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, there is no assurance of a minimum number of payments, nor is there a provision for a death benefit for beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED: The Company will make monthly annuity payments during the lifetime of the person on whose life payments are based, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the annuity began.

OPTION 3 -- UNIT REFUND LIFE ANNUITY: The Company will make annuity payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of annuity units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment, and (b) is the product of the number of the annuity units represented by each payment and the number of payments made.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: The Company will make annuity payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCES ON DEATH OF PRIMARY PAYEE: The Company will make annuity payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- OTHER ANNUITY OPTIONS: The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Income payments are periodic payments made by the Company which are not based on the life of the participant.

The cash value used to determine the amount of any income payment will be calculated as of 14 days before the date an income payment is due and will be determined on the same basis as the cash value of the Contract, including the deduction for mortality and expense risks.

While income options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining cash value to provide an annuity at the guaranteed rates even though income payments have been received under an income option. Before an owner or participant makes any income option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

OPTION 1 -- PAYMENTS OF A FIXED AMOUNT: The Company will make equal payments of the amount elected until the cash value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

OPTION 2 -- PAYMENTS FOR A FIXED PERIOD: The Company will make payments for the number of years selected. The amount of each payment will be equal to the remaining cash value applied under this option divided by the number of remaining payments.

OPTION 3 -- INVESTMENT INCOME: The Company will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the cash value under this option over the amount applied under this option. No payment will be made if the cash value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be annuity payments and are taxable in full as ordinary income. (See "Federal Tax Considerations.") This option will generally be inappropriate under federal tax law for periods that exceed the Participant's attainment of age 70 1/2.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For all individual Contracts, the Contract may be returned for a full refund of the Contract's cash value (including charges) within ten days after the delivery of the Contract to the contract owner, unless state law requires a longer period. The contract owner bears the investment risk during the right to return period; therefore, the cash value returned may be greater or less than the purchase payment made under the Contract. However, if applicable state law so requires, or if the Contract was purchased in an Individual Retirement Annuity, the purchase payment will be returned in full. All cash values will be determined as of the valuation date next following the Company's receipt of the contract owner's written request for refund.

For group Contracts issued in the state of New York, during the 20 days after receiving a certificate, the participant may return it to us, by mail or in person, if for any reason the participant has changed his or her mind. Upon return of the certificate, the Company will refund to the contract owner the sum of all purchase payments made under the Contract, and will make the separate accounts whole if the accumulation value has declined.

The right to return is not available to participants of the Texas Optional Retirement Program.

TERMINATION OF INDIVIDUAL CONTRACT

You do not need to make any purchase payments after the first to keep the Contract in effect. However, unless otherwise specified by state law, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the contract value less any applicable premium tax, and less any applicable administrative charge.

TERMINATION OF GROUP CONTRACT OR ACCOUNT

TERMINATION BY OWNER -- If an owner or a participant terminates an account, in whole or in part, while the contract remains in effect; and the value of the terminated account is to be either paid in cash to you or to a participant; or transferred to any other funding vehicle, the Company will pay or transfer the cash surrender value of the terminated account.

If this Contract is terminated, whether or not the plan is terminated; and the owner or the participant, as provided in the plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a participant's interest either as instructed by the owner or the participant, or under one of the options described under "Options in the Event of Termination of a Participant."

TERMINATION BY PARTICIPANT -- If a participant terminates an individual account, in whole or in part, while the contract remains in effect; and the value of the terminated individual account is to be either paid in cash to the participant, or transferred to any other funding vehicle, the Company will pay or transfer the cash surrender value of the terminated account.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT -- If the cash value in a participant's individual account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, the Company reserves the right to terminate that account, and to move the cash value of that participant's individual account to the owner's account.

If the plan does not allow for this movement to the owner's account, the cash value, less any applicable premium tax not previously deducted, will be paid to that participant or to the owner, as provided in the plan.

We reserve the right to terminate this Contract on any valuation date if:

     1. there is no cash value in any participant's individual account, and

     2. the cash value of the owner's account, if any, is less than $500, and

     3. premium has not been paid for at least three years.

If this Contract is terminated, the cash value of the owner's account, if any, less any applicable premium tax not previously deducted will be paid to you.

Termination will not occur until 31 days after the Company has mailed notice of termination to the group contract owner or the participant, as provided in the plan, at the last known address; and to any assignee of record.

OPTIONS IN THE EVENT OF TERMINATION OF A PARTICIPANT -- In the event that, before a participant's maturity date, that participant terminates participation in the plan, the owner or that participant, as provided in the plan, with respect to that participant's interest may elect:

     1. If that participant is at least 50 years of age, to have that participant's interest applied to provide an annuity option or an income option.

     2. If the Contract is continued, to have that participant's interest applied to continue as a paid-up deferred annuity for that participant, (i.e., the cash value remains in the Contract and the annuity becomes payable under the same terms and conditions as the annuity that would have otherwise been payable at the maturity date).

     3. To have the owner or that participant, as provided in the plan, receive that participant's interest in cash.

     4. If that participant becomes a participant under another group contract of this same type which is in effect with us, to transfer that participant's interest to that group contract.

     5. To make any other arrangements as may be mutually agreed on.

If this Contract is continued, any cash value to which a terminating participant is not entitled under the plan, will be moved to the owner's account.

AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a participant's interest will continue as a paid-up deferred annuity in accordance with option 2. above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the Owner or to that participant, as provided in the plan.

ANNUITY PAYMENTS -- Termination of this contract or the plan will not affect payments being made under any annuity option which began before the date of termination.

DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

Under a group Contract, the owner may, as provided for in the plan, distribute the cash value from the owner's account to one or more individual accounts. No distribution will be allowed between individual accounts.

The owner may, as required by and provided for in the plan, move the cash value from any or all individual accounts to the owner's account without a charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, the Company will furnish a report showing the number of accumulation units credited to the Contract in each funding option and the corresponding accumulation unit values as of the date of the report. The Company will keep all records required under federal or state laws.

CHANGE OF CONTRACT

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the contract date, and in no event will changes be made with respect to payments being made by the Company under any annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the contract date, the Company reserves the right to change the termination amount (see "Termination of Contract or Account"), the calculation of the net investment rate and the unit values, and the annuity tables. Any change in the annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners' accounts and individual accounts under the Contract, to only the owners' accounts and individual accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.

ASSIGNMENT

The participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the plan.

SUSPENSION OF PAYMENTS

If a national stock exchange is closed (except for holidays or weekends), or trading is restricted due to an existing emergency as defined by the SEC so that disposal of the separate account's investments or determination of its net asset value is not reasonably practicable, or the Commission has ordered that the right of redemption (surrender) be suspended for the protection of contract owners, the Company may postpone all procedures (including making annuity payments) which require valuation of separate accounts until the stock exchange is reopened and trading is no longer restricted.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the insurance company are located in the Statement of Additional Information. The financial statements for the separate accounts will be available through annual reports to shareholders. These reports are accessible through the SEC's website that appears on page 1 of the prospectus.

IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

YEAR 2000 COMPLIANCE

Generally, computer programs were designed without considering the impact of the upcoming change in the century. As a result, software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition, and results of operations of a company could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Company has investigated the nature and extent of the work required for our computer systems to process beyond the turn of the century, and has made progress toward achieving this goal, including upgrading and/or replacing existing systems. We are confirming with our service providers that they are also in the process of replacing or modifying their systems with the same goal. We expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, we closely monitor associated costs and continue to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. The up-front compensation paid to sales representatives will not exceed 7% of the payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2%, of the average account value annually.

From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation. In addition, certain production, persistency and management bonuses may be paid.

Any sales representative or employee will have been qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter for the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA, CFBDS, Inc. is not affiliated with the Company or the Separate Accounts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The contract owner or participant, as applicable, has certain voting rights in the funding options. The number of votes which an owner or participant, as provided in the plan, may cast in the accumulation period is equal to the number of accumulation units credited to the account under the Contract. During the annuity period, the group participant or the individual contract owner may cast the number of votes equal to (i) the reserve related to the Contract divided by
(ii) the value of an accumulation unit. During the annuity period, the voting rights of a participant or, under an individual Contract, an annuitant, will decline as the reserve for the Contract declines.

Upon the death of the person authorized to vote under the Contract, all voting rights will vest in the beneficiary of the Contract, except in the case of nonqualified individual Contracts, where the surviving spouse may succeed to the ownership.

FUND U. In accordance with its view of present applicable law, the Company will vote shares of the underlying funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund U. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the mutual funds in its own right, it may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders 'eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in Fund U will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund U corresponding to his or her interest in Fund U.

ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS AND TB. Contract owners participating in Accounts GIS, QB, MM, TGIS, TSB, TAS or TB will be entitled to vote at their meetings on (i) any change in the fundamental investment policies of or other policies related to the accounts requiring the owners' approval; (ii) amendment of the investment advisory agreements; (iii) election of the members of the Board of Managers of the accounts; (iv) ratification of the selection of an independent public accountant for the accounts; (v) any other matters which, in the future, under the 1940 Act require the owners' approval; and (vi) any other business which may properly come before the meeting.

The number of votes which each contract owner or a participant may cast, including fractional votes, shall be determined as of the date to be chosen by the Board of Managers within 75 days of the date of the meeting, and at least 20 days' written notice of the meeting will be given.

Votes for which participants under a group Contract are entitled to instruct the owner, but for which the owner has received no instructions, will be cast by the owner for or against each proposal to be voted on only in the same proportion as votes for which instructions have been received.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending material legal proceedings affecting the separate accounts. There is one material pending legal proceeding, other than ordinary routine litigation incidental to the business, to which the Company is a party. In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In April 1997, the lawsuit was removed to the U.S. District Court for the Southern District of Georgia, and in October, 1997, the lawsuit was remanded to the Superior Court of Richmond County. Later in October 1997, the defendants, including the Company, answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia, and certified the transfer order for immediate appellate review. Also in February 1998, plaintiffs served an application for appellate review of the transfer order; defendants subsequently opposed that application; and later in February 1998, the Court of Appeals of the State of Georgia granted plaintiffs' application for appellate review. Pending appeal proceedings in the trial court have been stayed. The Company intends to vigorously contest the litigation.

Legal matters in connection with federal laws and regulations affecting the issue and sale of the Contract described in this Prospectus as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law have been passed on by the General Counsel of the Company.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNTS

Two different types of separate accounts are available to Fund the Contracts described in this prospectus. The first type, Fund U, is a unit investment trust registered with the SEC under the 1940 Act. Fund U's assets are invested exclusively in the shares of the underlying funds.

The second type of separate account available under the Contract, the "managed separate accounts," (Accounts GIS, QB, MM, TGIS, TSB, TAS and TB) are diversified, open-end management investment companies registered with the SEC under the 1940 Act. The assets of the managed separate accounts are invested directly in securities such as stocks, bonds or money market instruments which are compatible with the stated investment policies of each separate account. Each of the separate accounts available in connection with the Contract has different investment objectives and fundamental investment policies.

The separate accounts were established on the following dates: Fund U -- May 16, 1983; Account GIS -- September 22, 1967; Account QB -- July 29, 1974; Account
MM -- December 29, 1981; Accounts TGIS and TSB -- October 30, 1986; and Accounts TAS and TB -- January 2, 1987.

Under Connecticut law, the assets of the separate accounts will be held for the exclusive benefit of its owners. Income, gains and losses, whether or not realized, for assets allocated to the separate accounts, are in accordance with the applicable annuity contracts, credited to or charged against the separate accounts without regard to other income, gains or losses of the Company. The assets in the separate accounts are not chargeable with liabilities arising out of any other business which the Company may conduct. The obligations arising under the variable annuity contracts are obligations of the Company.

For each managed separate account, neither the investment objective nor the fundamental investment restrictions, as described in the SAI, can be changed without a vote of the majority of the outstanding voting securities of the Accounts, as defined by the 1940 Act.

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the managed separate accounts and the underlying funds of Fund
U. The yield and effective yield may be advertised for Account MM, a money market fund. Yield is a measure of the net dividend and interest income earned over a specific seven-day period, expressed as a percentage of the offering price of Account MM's accumulation units. Yield is an annualized figure, which means that it is assumed that Account MM generates the same level of net income over a 52-week period. Effective yield is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect. Neither yield quotation reflects a deduction for the contingent deferred sales charge, which if included, would reduce yield and effective yield. The Company may also advertise the standardized average annual total returns of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U, calculated in a manner prescribed by the SEC, as well as the non-standardized total return and adjusted historical performance, as described below.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calender year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For underlying funds that were in existence prior to the date they became available under the Separate Account, the standardized average annual total returns may be accompanied by returns showing the investment performance that such underlying funds would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000, and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax advisor regarding your personal situation. For your information, a more detailed discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis and with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The U.S. Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the owners were not owners of separate account assets. For example, a contract owner or participant of this Contract has additional flexibility in allocating payments and cash values. These differences could result in the contract owner being treated as the owner of the assets of Fund U. In addition, the Company does not know what standard will be set forth in the regulations or rulings which the Treasury is expected to issue, nor does the Company know if such guidance will be issued. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of a pro rata share of the assets of Fund U.

The remaining tax discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below). There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits, and also special rules regarding Roth IRAs. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS

The Code states that in order to qualify for the tax benefits described above, investments made in the separate account of any nonqualified variable annuity contract must satisfy certain diversification requirements. Tax regulations define how separate accounts must be diversified. We monitor the investments constantly and believe that our accounts are adequately diversified. We intend to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

                           MANAGED SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

As described earlier in this prospectus, there are various funding options available to you under your Universal Annuity contract. You may select from several underlying funding options, which are described in detail in separate Funding Option prospectuses. In addition, you may choose to invest in one or more of the Managed Separate Accounts (the "Accounts") also offered through your contract. Detailed information regarding these Accounts such as investment objectives, investment techniques, risk factors and management of the Accounts, is provided below. Not all funding options may be available to you. Please refer to your contract. There can be no assurance that the Accounts' investment objectives will be achieved.

                 THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT GIS)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGER:  Sandip Bhagat

INVESTMENT OBJECTIVE: Long-term accumulation of principal through capital appreciation and retention of net investment income.

KEY INVESTMENTS:  Common stock of large U.S. companies.

SELECTION PROCESS: Account GIS invests primarily in stocks of large U.S. companies representing a wide range of industries. Stock selection is based on a quantitative screening process which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account GIS to mirror the overall risk, sector weightings and growth/value style characteristics of the Standard & Poor's 500 Stock Index ("S&P 500"). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account GIS, to a lesser extent, will invest in other securities. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

        - fixed-income securities such as bonds and notes, including U.S. Government securities;

        - exchange-traded stock index futures

        - covered call options, put options

        - foreign securities

For a complete list of all investments available to Account GIS, please refer to the "Investments at a Glance" table on page 48.

PRINCIPAL RISK FACTORS: Account GIS is most subject to equities risk. For a complete discussion of equities risk and other risks carried by the investments of Account GIS, please refer to the "Investments, Practices and Risks" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account GIS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account GIS permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

     3. purchase interests in real estate represented by securities for which there is an established market;

     4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

     5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account GIS not to exceed 5% of the voting securities of any one issuer);

     6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and

     7. invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

                          THE TRAVELERS QUALITY BOND ACCOUNT
                          FOR VARIABLE ANNUITIES (ACCOUNT QB)
       -------------------------------------------------------------------------

INVESTMENT ADVISOR:  TAMIC

PORTFOLIO MANAGER:  F. Denney Voss

INVESTMENT OBJECTIVE: Current income, moderate capital volatility and total return.

KEY INVESTMENTS:  Money market obligations and publicly traded debt securities.

SELECTION PROCESS: TAMIC anticipates that the market value-weighted average maturity of the portfolio will not exceed five years. Investment in longer term obligations may be made if the manager decides that the investment yields justify a longer term commitment. No more than 25% of the value of the Account's total assets will be invested in any one industry. The portfolio will be actively managed and, under certain market conditions, investments may be sold prior to maturity.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account QB may invest in many types of fixed-income securities and employ various types of strategies. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

          - treasury bills

          - repurchase agreements

          - commercial paper

          - certificates of deposit

          - banker's acceptances
          - bonds, notes, debentures

          - convertible securities

          - when-issued securities

          - interest rate future contracts

For a complete list of all investments available to Account QB, please refer to the "Investments at a Glance" table on page 48.

PRINCIPAL RISK FACTORS: Account QB is most subject to fixed-income securities risk. For a complete discussion of fixed-income securities risk and other risks carried by the investments of Account QB, please refer to the "Investments, Practices and Risks" section of this prospectus.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account QB permit it to:

     1. invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit);

     2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

     3. purchase interests in real estate represented by securities for which there is an established market;

     4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

     5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account QB not to exceed 5% of the voting securities of any one issuer); and

     6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts.

                          THE TRAVELERS MONEY MARKET ACCOUNT
                          FOR VARIABLE ANNUITIES (ACCOUNT MM)
       -------------------------------------------------------------------------

INVESTMENT ADVISER:  TAMIC

PORTFOLIO MANAGER:  Emil J. Molinaro, Jr.

INVESTMENT OBJECTIVE: Preservation of capital, a high degree of liquidity and high current income

KEY INVESTMENTS:  Money market instruments.

SELECTION PROCESS: The Account is a "money market" Account that invests in high quality U.S. dollar denominated money market instruments. High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. Eligible securities must have a remaining maturity of 13 months or less (subject to certain exceptions). The Account's manager selects from the following or other similar investments, as described in the "Investments at a Glance" table on page 48 and in the SAI. COMMERCIAL PAPER AND
SHORT-TERM CORPORATE DEBT      Commercial paper is short-term unsecured
                               promissory notes issued by corporations to finance their short-term credit needs. Commercial paper is usually sold at a discount and is issued with a maturity of not more than 9 months.
                               Short-term corporate debt that the Fund may purchase includes notes and bonds issued by corporations to finance longer-term credit needs.
                               These debt securities are issued with maturities of more than 9 months. The Account may purchase short-term corporate debt with a remaining maturity of 397 days or less at the time of purchase.

U.S. GOVERNMENT MONEY MARKET
SECURITIES                     These are short-term debt instruments issued or
                               guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States back not all U.S.
                               Government securities. For example, its right to borrow money from the U.S. Treasury under certain circumstances supports U.S. government securities such as those issued by Fannie Mae. Other U.S.

                               government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.

CREDIT AND LIQUIDITY
ENHANCEMENTS                   Enhancements include letters of credit,
                               guarantees, puts and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. Credit and liquidity enhancements are designed to enhance the credit quality of an instrument to eligible security status. However, they expose the Fund to the credit risk of the entity providing the credit or liquidity enhancement. Changes in the credit quality of the provider could affect the value of the security and the Fund's share price.

PUT FEATURES                   Entitle the holder to put or sell a security back
                               to the issuer or another party who issued the put. Demand features, standby commitments, and tender options are types of put features. In exchange for getting the put, the Fund may accept a lower rate of interest. The Fund evaluates the credit quality of the put provider as well as the issuer, if a different party. The put provider's creditworthiness affects the credit quality of the investment.

VARIABLE AND FLOATING RATE
SECURITIES                     Have interest rates that adjust periodically,
                               which may be either at specific intervals or whenever an external benchmark rate changes.
                               Interest-rate adjustments are designed to help maintain a stable price for the security.

REPURCHASE AGREEMENTS          These agreements permit the Account to buy a
                               security at one price and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

RISK FACTORS

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account's short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account's securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account's investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

Account investments may be unprofitable in a time of sustained high inflation. In addition, the Account's investments in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks involve somewhat more risk, but also more potential reward, than investments in comparable domestic obligations.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account MM permit it to:

     1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

     2. invest up to 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, Account MM may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof;

     3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account MM's assets (including the amount borrowed); and

     5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account MM as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account MM's assets.

              THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                     FOR VARIABLE ANNUITIES (ACCOUNT TGIS)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGERS:  Sandip Bhagat

INVESTMENT OBJECTIVE: Long-term accumulation of principal through capital appreciation and retention of net investment income.

KEY INVESTMENTS:  Common stock of large U.S. companies.

SELECTION PROCESS: Account TGIS invests primarily in stocks of large U.S. companies representing a wide range of industries, while maintaining a highly marketable portfolio in order to accommodate cash flows associated with market-timing moves. Stock selection is based on a quantitative screening process which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account TGIS to mirror the overall risk, sector weightings and growth/value style characteristics of the Standard & Poor's 500 Stock Index ("S&P 500"). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account TGIS will also use exchange-traded financial futures contracts to facilitate market-timed moves, and as a hedge to protect against changes in stock prices or interest rates. Account TGIS, to a lesser extent, may invest in other securities. These additional investments include, but are not limited to, the following:

        - fixed-income securities such as bonds and notes;

        - including U.S. Government securities

        - covered call options, put options

        - foreign securities

For a complete list of all investments available to Account TGIS, please refer to the "Investments at a Glance" table on page 48.

PRINCIPAL RISK FACTORS: Account TGIS is most subject to equities risk and market-timing risk. For a complete discussion of these and other risks carried by the investments of Account GIS, please refer to the "Investments, Practices and Risks" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TGIS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TGIS are the same as Account GIS. (See "Account GIS -- Fundamental Investment Policies.")

                  THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TSB)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TAMIC

PORTFOLIO MANAGER:  Emil Molinaro, Jr.

INVESTMENT OBJECTIVE High current income with limited price volatility while maintaining a high degree of liquidity.

KEY INVESTMENTS:  High quality fixed-income securities.

SELECTION PROCESS: The Account is a "money market" Account that invests in high quality U.S. dollar denominated money market instruments. High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. Eligible securities must have a remaining maturity of 13 months or less (subject to certain exceptions). The Account's manager selects from the following or other similar investments, as described in the "Investments at a Glance" table on page 48 and in the SAI. COMMERCIAL PAPER AND
SHORT-TERM CORPORATE DEBT      Commercial paper is short-term unsecured
                               promissory notes issued by corporations to finance their short-term credit needs. Commercial paper is usually sold at a discount and is issued with a maturity of not more than 9 months.
                               Short-term corporate debt that the Fund may purchase includes notes and bonds issued by corporations to finance longer-term credit needs.
                               These debt securities are issued with maturities of more than 9 months. The Account may purchase short-term corporate debt with a remaining maturity of 397 days or less at the time of purchase.

U.S. GOVERNMENT MONEY MARKET
SECURITIES                     These are short-term debt instruments issued or
                               guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States back not all U.S.
                               Government securities. For example, its right to borrow money from the U.S. Treasury under certain circumstances supports U.S. Government securities such as those issued by Fannie Mae. Other U.S.
                               Government securities, such as those issued by the Federal Farm Credit Banks Funding
                               Corporation, are supported only by the credit of the entity that issued them.

CREDIT AND LIQUIDITY
ENHANCEMENTS                   Enhancements include letters of credit,
                               guarantees, puts and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. Credit and liquidity enhancements are designed to enhance the credit quality of an instrument to eligible security status. However, they expose the Fund to the credit risk of the entity providing the credit or liquidity enhancement. Changes in the credit quality of the provider could affect the value of the security and the Fund's share price.

PUT FEATURES                   Entitle the holder to put or sell a security back
                               to the issuer or another party who issued the put. Demand features, standby commitments, and tender options are types of put features. In exchange for getting the put, the Fund may accept a lower rate of interest. The Fund evaluates the credit quality of the put provider as well as the issuer, if a different party. The put provider's creditworthiness affects the credit quality of the investment.

VARIABLE AND FLOATING RATE
SECURITIES                     Have interest rates that adjust periodically,
                               which may be either at specific intervals or whenever an external benchmark rate changes.
                               Interest-rate adjustments are designed to help maintain a stable price for the security.

REPURCHASE AGREEMENTS          Permit the Account to buy a security at one price
                               and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

RISK FACTORS

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account's short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account's securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account's investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TSB permit it to:

     1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

     2. invest up to 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account TSB's assets (including the amount borrowed); and

     5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account TSB as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account TSB's assets.

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TAS)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGER:  Sandip Bhagat

INVESTMENT OBJECTIVE:  Growth of capital

KEY INVESTMENTS:  Common stock of mid-size U.S. companies

SELECTION PROCESS: In selecting investments for the portfolio, TIMCO identifies stocks which appear to be undervalued. A computer model reviews over one thousand stocks using fundamental and technical criteria such as price relative to book value, earnings growth and momentum, and the change in price relative to a broad composite stock index.

Computer-aided analysis may also be used to match certain characteristics of the portfolio, such as industry sector representation, to the characteristics of a market index, or to impose a tilt toward certain attributes. Account TAS currently focuses on mid-sized domestic companies with market capitalizations that fall between $500 million and $10 billion.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account TAS may invest in smaller or larger companies without limitation. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

          - convertible securities

          - rights and warrants

          - foreign securities
          - illiquid securities

          - money market instruments

          - call or put options

In addition, Account TAS will use exchange-traded futures contracts to facilitate market-timed moves. for a complete list of all investments available to Account TAS, please refer to the "Investments at a Glance" table on page 48.

PRINCIPAL RISK FACTORS: Account TAS is most subject to equities risk, including smaller companies risk, and market-timing risk. For a complete discussion of these types of risk as well as other risks carried by the investments of Account TAS, please refer to the "Investments, Practices and Risks" Section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TAS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TAS permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer;

     2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

     3. pledge up to 10% of its assets to secure borrowings;

     4. invest up to 25% of its assets in the securities of issuers in the same industry; and

     5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.

            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                                  (ACCOUNT TB)
--------------------------------------------------------------------------------

NOTE: The Travelers Timed Bond Account is not currently available to new contract owners.

INVESTMENT ADVISER: TAMIC

PORTFOLIO MANAGER: Richard John

INVESTMENT OBJECTIVE:  Current income and total return.

KEY INVESTMENTS:  Highest credit quality debt securities.

SELECTION PROCESS: Account TB invests primarily in direct or indirect obligations of the United States and its instrumentalities, and in obligations of independent Federal Agencies. These debt securities include, but are not limited to Treasury Bills, Treasury Notes and Treasury Bonds. Some examples of the U.S. instrumentalities, enterprises or agencies in whose Securities the Account may invest are:

- Government National Mortgage                    - Export -- Import Bank of the U.S.
  Association
                                                  - General Services Administration
- Farmer's Homes Administration
                                                  - Farm Credit System
- Small Business Administration
                                                  - Federal Home Loan Mortgage
- Federal Financing Bank                            Corporation
- Federal Home Loan Banks                         - Student Loan Marketing Association
- Federal National Mortgage Association

For a complete list of all investments available to Account TB, please refer to the "Investments at a Glance" on page 48.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: In addition, Account TB may use exchange-traded futures contracts to facilitate market timed moves, and as a hedge to protect against changes in interest rates. A complete description of all investments and associated risks is contained in the SAI. These additional investments include, but are not limited to :

     - money market investments

     - when-issued securities

     - covered call options

PRINCIPAL RISK FACTORS: Account TB is most subject to fixed-income securities risk and market timing risk. For a complete discussion of these and other risks carried by the investments of Account TB, please refer to the "Investments, Practices and Risks" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TB.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TB permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities of the United States government, its agencies or instrumentalities, for which there is no limit);

     2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

     3. pledge up to 10% of its assets to secure borrowings;

     4. invest up to 25% of its assets in the securities of issuers in the same industry (exclusive of securities of the U.S. government, its agencies or instrumentalities, for which there is no limit); and

     5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days.

           INVESTMENTS, PRACTICES AND RISKS OF THE MANAGED SEPARATE ACCOUNTS

Each Account invests in various instruments subject to its particular investment policies. The Accounts invest in some or all of the following, as indicated below and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the front cover of this prospectus.

EQUITIES
(               )
                               Equity securities include common and preferred stock, warrants, rights, depository receipts and shares, trust certificates, and real estate instruments.

                               Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer's earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.

                               Equity securities that are traded
                               over-the-counter may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in purchasing or selling these securities at a fair price.

                               When you sell your shares, they may be worth more or less than what you paid for them.

  GROWTH INVESTING
  (               )            This method of investing involves buying stocks
                               with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than value stocks and the market averages.

  VALUE INVESTING
  (               )            This method of investing involves buying stocks
                               that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than growth stocks.

FIXED INCOME INVESTMENTS
(All Accounts)                 Each Account may invest in fixed income
                               securities. Fixed income securities include U.S.
                               government securities, certificates of deposit, and short-term money market instruments. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                               The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by its issuer's credit quality. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

                               High-yield, high-risk securities, commonly called "junk bonds," and are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security).

MARKET TIMING RISKS
(Timed Aggressive Stock,
Timed Growth and Income,
Timed Bond, Timed
Short-Term Bond)               If you participate in a market timing agreement,
                               you may be subject to the following additional risks: (1) higher transaction costs; (2) higher portfolio turnover rate; (3) investment return goals not being achieved by the registered investment advisers which provide market timing services; and (4) higher account expenses for depleting and, then starting up the account.
                               Actions by the registered investment advisers which provide market timing services may also increase risks generally found in any investment, i.e., the failure to achieve an investment objective, and possible lower yield. In addition, if more than one market timing strategy uses a Market Timed Account, those who invest in the Market Timed Account when others are transferred into or out of that Account by the registered investment advisers may bear part of the direct costs incurred by those individuals who were transferred. For example, if 90% of a Market
                               Timed Account is under one market timing strategy, and those funds are transferred into or out of that Account, those constituting the other
                               10% of the Market Timed Account may bear a higher portion of the expense for the transfer.

FOREIGN SECURITIES
(Travelers Growth and Income,
Travelers Timed Growth and
Income, Travelers Timed
Short-Term Bond Account,
Travelers Timed Aggressive)
Stock An investment in foreign securities involves risk in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Account also bears an "information" risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If an Account invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Account's assets.

EMERGING MARKET INVESTMENTS
(            )
                               Emerging markets offer the potential of
                               significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions, such as currency controls or seizure of private business or property may be more likely in emerging markets.

DERIVATIVES AND HEDGING
TECHNIQUES
(            )
                               An Account may use derivative contracts, such as futures and options on securities, may be used for any of the following purposes:

                               -  To hedge against the economic impact of
                                  adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates;

                               -  As a substitute for buying or selling
                               securities

                               -  To enhance return

                               Even a small investment in derivative contracts can have a big impact on an Account's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

                               For a more complete description of derivative and hedging techniques and their associated risks, please refer to the Statement of Additional Information.
OTHER RISK FACTORS

SELECTION RISK
(            )
                               Account investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.
TEMPORARY DEFENSIVE POSITIONS
(            )
                               The Accounts may depart from principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in various types of money market and short-term debt securities. If an Account takes a temporary defensive position, it is not pursuing its investment goal.
PORTFOLIO TURNOVER
(            )
                               The Accounts may actively trade portfolio securities in an attempt to achieve their investment objective. Active trading will cause the Accounts to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Accounts' trading costs and may have an adverse impact on the Accounts' performance.

                            INVESTMENTS AT A GLANCE
--------------------------------------------------------------------------------

Each Account invests in various instruments subject to its particular investment policies. The Accounts invest in some or all of the following, as indicated below. These techniques and practices are described together with their risks, in the SAI.


---------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT TECHNIQUES                               GIS          MM          QB         TAS        TGIS         TSB          TB
---------------------------------------------------------------------------------------------------------------------------------
 Affiliated Bank Transactions
---------------------------------------------------------------------------------------------------------------------------------
 American Depositary Receipts                       X                                   X           X                       X
---------------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Mortgage Securities
---------------------------------------------------------------------------------------------------------------------------------
 Bankers Acceptances                                X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Buying Put and Call Options                        X                                               X
---------------------------------------------------------------------------------------------------------------------------------
 Certificates of Deposit                            X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Commercial Paper                                   X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Convertible Securities                             X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed Securities
---------------------------------------------------------------------------------------------------------------------------------
 Debt Securities                                    X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Emerging Market Securities
---------------------------------------------------------------------------------------------------------------------------------
 Equity Securities                                  X                                   X           X
---------------------------------------------------------------------------------------------------------------------------------
 Floating & Variable Rate Instruments                           X                                               X
---------------------------------------------------------------------------------------------------------------------------------
 Foreign Securities                                 X                                   X           X
---------------------------------------------------------------------------------------------------------------------------------
 Forward Contracts on Foreign Currency
---------------------------------------------------------------------------------------------------------------------------------
 Futures Contracts
---------------------------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                X                                   X           X
---------------------------------------------------------------------------------------------------------------------------------
 Indexed Securities
---------------------------------------------------------------------------------------------------------------------------------
 Index Futures Contracts                                                    X
---------------------------------------------------------------------------------------------------------------------------------
 Investment Company Securities
---------------------------------------------------------------------------------------------------------------------------------
 Investment in Unseasoned Companies                 X                                   X           X
---------------------------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
---------------------------------------------------------------------------------------------------------------------------------
 Letters of Credit
---------------------------------------------------------------------------------------------------------------------------------
 Loan Participations
---------------------------------------------------------------------------------------------------------------------------------
 Options on Foreign Currencies
---------------------------------------------------------------------------------------------------------------------------------
 Options on Index Futures Contracts                                                     X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Stock Indices
---------------------------------------------------------------------------------------------------------------------------------
 Other Direct Indebtedness                                      X                                               X
---------------------------------------------------------------------------------------------------------------------------------
 Real Estate-Related Instruments
---------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                          X           X                                   X
---------------------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements
---------------------------------------------------------------------------------------------------------------------------------
 Short Sales "Against the Box"
---------------------------------------------------------------------------------------------------------------------------------
 Short-Term Money Market Instruments                X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Swap Agreements
---------------------------------------------------------------------------------------------------------------------------------
 Temporary Bank Borrowing
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities                         X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Variable Amount Master Demand Notes
---------------------------------------------------------------------------------------------------------------------------------
 When-Issued and Delayed Delivery Securities                                X
---------------------------------------------------------------------------------------------------------------------------------
 Writing Covered Call Options                       X                                               X
---------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX A
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the Separate Account or any other separate account sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as the Company prospectively declares from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credit to the Fixed Account may not exceed the minimum guarantee of 3.5% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the Contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual Contract effective date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least 6 months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

                                                                        APPENDIX
                                                                               B
                     CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------

               THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                        ACCUMULATION UNIT VALUES

                                            1997                  1996                  1995                  1994
                                     -------------------   -------------------   -------------------   -------------------
                                        Q          NQ         Q          NQ         Q          NQ         Q          NQ
--------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...   $ 3.034    $ 3.146    $ 2.396    $ 2.485    $ 1.779    $ 1.845    $ 1.892    $ 1.962
 Unit Value at end of year.........     3.779      3.920      3.034      3.146      2.396      2.485      1.779      1.845
 Number of units outstanding at end
   of year (thousands).............    84,250      9,791     64,294      7,828     45,979      4,415     40,160      3,605
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...   $ 2.833    $ 2.863    $ 2.472    $ 2.498    $ 2.167    $ 2.189    $ 2.222    $ 2.245
 Unit Value at end of year.........     3.261      3.295      2.833      2.863      2.472      2.498      2.167      2.189
 Number of units outstanding at end
   of year (thousands).............     6,673        973      5,312        657      4,592        498      4,708        585
MANAGED ASSETS TRUST
 Unit Value at beginning of year...   $ 3.105    $ 3.342    $ 2.763    $ 2.975    $ 2.201    $ 2.369    $ 2.281    $ 2.455
 Unit Value at end of year.........     3.720      4.004      3.105      3.342      2.763      2.975      2.201      2.369
 Number of units outstanding at end
   of year (thousands).............    53,841      5,164     55,055      4,632     57,020      4,114     58,355      4,813

CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...   $ 1.665    $ 1.727
 Unit Value at end of year.........     1.892      1.962
 Number of units outstanding at end
   of year (thousands).............    30,003      2,825
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...   $ 1.974    $ 1.994
 Unit Value at end of year.........     2.222      2.245
 Number of units outstanding at end
   of year (thousands).............     5,066        603
MANAGED ASSETS TRUST
 Unit Value at beginning of year...   $ 2.111    $ 2.273
 Unit Value at end of year.........     2.281      2.455
 Number of units outstanding at end
   of year (thousands).............    63,538      4,490

                                            1992                  1991                  1990                  1989
                                     -------------------   -------------------   -------------------   -------------------
                                        Q          NQ         Q          NQ         Q          NQ         Q          NQ
--------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...   $ 1.433    $ 1.487    $ 1.075    $ 1.114    $ 1.157    $ 1.200    $ 1.015    $ 1.052
 Unit Value at end of year.........     1.665      1.727      1.433      1.487      1.075      1.114      1.157      1.200
 Number of units outstanding at end
   of year (thousands).............    16,453      1,020     12,703        887     11,356        553     12,038        495
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...   $ 1.767    $ 1.785    $ 1.418    $ 1.433    $ 1.573    $ 1.590    $ 1.571    $ 1.588
 Unit Value at end of year.........     1.976      1.994      1.767      1.785      1.418      1.433      1.573      1.590
 Number of units outstanding at end
   of year (thousands).............     4,730        428      4,018        344      4,045        341      6,074        573
MANAGED ASSETS TRUST
 Unit Value at beginning of year...   $ 2.034    $ 2.189    $ 1.691    $ 1.821    $ 1.671    $ 1.799    $ 1.331    $ 1.433
 Unit Value at end of year.........     2.111      2.273      2.034      2.189      1.691      1.821      1.671      1.799
 Number of units outstanding at end
   of year (thousands).............    65,926      4,120     58,106      3,359     51,489      2.744     47,104      2,836

-----------------------------------------------------------------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...   $ 0.934    $ 0.968
 Unit Value at end of year.........     1.015      1.052
 Number of units outstanding at end
   of year (thousands).............    13,040        423
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...   $ 1.388    $ 1.403
 Unit Value at end of year.........     1.571      1.588
 Number of units outstanding at end
   of year (thousands).............     5,783        676
MANAGED ASSETS TRUST
 Unit Value at beginning of year...   $ 1.234    $ 1.328
 Unit Value at end of year.........     1.331      1.433
 Number of units outstanding at end
   of year (thousands).............    46,809      3,316

 Q = Qualified
NQ = NonQualified
The financial statements of Fund U are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.
* Prior to May 1, 1994, the Capital Appreciation Fund was known as the Aggressive Stock Trust.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                1997       1996       1995       1994       1993       1992
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO (1/92)*
  Unit Value at beginning of period.........................  $  1.323   $  1.321   $  1.074   $  1.153   $  1.066   $  1.000
  Unit Value at end of period...............................     1.472      1.323      1.321      1.074      1.153      1.066
  Number of units outstanding at end of period
    (thousands).............................................    22,809     19,054     21,339     22,709     22,142      8,566
SOCIAL AWARENESS STOCK PORTFOLIO (5/92)*
  Unit Value at beginning of period.........................  $  1.731   $  1.461   $  1.109   $  1.153   $  1.086   $  1.000
  Unit Value at end of period...............................     2.176      1.731      1.461      1.109      1.153      1.086
  Number of units outstanding at end of year (thousands)....     9,539      6,355      4,841      3,499      2,920      1,332
UTILITIES PORTFOLIO (2/94)*
  Unit Value at beginning of period.........................  $  1.363   $  1.284   $  1.005   $  1.000         --         --
  Unit Value at end of period...............................     1.686      1.363      1.284      1.005         --         --
  Number of units outstanding at end of period
    (thousands).............................................    12,539     13,258     11,918      5,740         --         --
TEMPLETON BOND FUND (1/92)* (CLASS 1)
  Unit Value at beginning of year...........................  $  1.351   $  1.250   $  1.101   $  1.172   $  1.065   $  1.000
  Unit Value at end of year.................................     1.367      1.351      1.250      1.101      1.172      1.065
  Number of units outstanding at end of year (thousands)....    10,502     10,260     10,527     10,186      8,014      3,477
TEMPLETON STOCK FUND (1/92)* (CLASS 1)
  Unit Value at beginning of year...........................  $  2.001   $  1.655   $  1.338   $  1.385   $  1.047   $  1.000
  Unit Value at end of year.................................     2.211      2.001      1.655      1.338      1.385      1.047
  Number of units outstanding at end of year (thousands)....   180,876    154,614    122,937    101,462     43,847     10,433
TEMPLETON ASSET ALLOCATION FUND (1/92)* (CLASS 1)
  Unit Value at beginning of year...........................  $  1.815   $  1.546   $  1.277   $  1.333   $  1.070   $  1.000
  Unit Value at end of year.................................     2.070      1.815      1.546      1.277      1.333      1.070
  Number of units outstanding at end of year (thousands)....   124,603    113,809    107,460    103,407     51,893     13,888
FIDELITY VIP HIGH INCOME PORTFOLIO (2/92)*
  Unit Value at beginning of year...........................  $  1.766   $  1.568   $  1.316   $  1.354   $  1.138   $  1.000
  Unit Value at end of year.................................     2.052      1.766      1.568      1.316      1.354      1.138
  Number of units outstanding at end of year (thousands)....    48,895     40,309     32,601     25,813     17,381      4,875
FIDELITY VIP GROWTH PORTFOLIO (1/92)*
  Unit Value at beginning of year...........................  $  1.805   $  1.594   $  1.192   $  1.207   $  1.024   $  1.000
  Unit Value at end of year.................................     2.201      1.805      1.594      1.192      1.207      1.024
  Number of units outstanding at end of year (thousands)....   289,002    274,892    229,299    176,304    101,260     30,240
FIDELITY VIP EQUITY-INCOME PORTFOLIO (7/93)*
  Unit Value at beginning of period.........................  $  1.674   $  1.484   $  1.112   $  1.052   $  1.000         --
  Unit Value at end of period...............................     2.118      1.674      1.484      1.112      1.052         --
  Number of units outstanding at end of period
    (thousands).............................................   237,050    205,636    153,463     78,856     13,414         --
FIDELITY VIP II ASSET MANAGER PORTFOLIO (1/92)*
  Unit Value at beginning of year...........................  $  1.577   $  1.394   $  1.207   $  1.301   $  1.088   $  1.000
  Unit Value at end of year.................................     1.879      1.577      1.394      1.207      1.301      1.088
  Number of units outstanding at end of year (thousands)....   240,064    249,050    270,795    282,474    162,413     30,207
DREYFUS STOCK INDEX FUND (1/92)*
  Unit Value at beginning of year...........................  $  1.870   $  1.546   $  1.144   $  1.148   $  1.064   $  1.000
  Unit Value at end of year.................................     2.456      1.870      1.546      1.144      1.148      1.064
  Number of units outstanding at end of year (thousands)....   109,317     66,098     43,247     31,600     26,789     12,089
AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND (5/93)*
  Unit Value at beginning of period.........................  $  1.534   $  1.274   $  1.084   $  1.180   $  1.000         --
  Unit Value at end of period...............................     1.592      1.534      1.274      1.084      1.180         --
  Number of units outstanding at end of period
    (thousands).............................................   143,959    121,896     70,364     47,096     16,944         --
AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND (5/93)*
  Unit Value at beginning of period.........................  $  1.460   $  1.526   $  1.168   $  1.079   $  1.000         --
  Unit Value at end of period...............................     1.541      1.460      1.526      1.168      1.079         --
  Number of units outstanding at end of period
    (thousands).............................................   162,146    122,877    103,815     73,838     27,011         --

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                1997       1996       1995       1994       1993       1992
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY CORE EQUITY FUND (6/93)*
  Unit Value at beginning of period.........................  $  1.647   $  1.354   $   .990   $  1.012   $  1.000         --
  Unit Value at end of period...............................     2.143      1.647      1.354       .990      1.012         --
  Number of units outstanding at end of period
    (thousands).............................................   185,895    170,552    137,330    100,082     37,136         --
AMERICAN ODYSSEY LONG-TERM BOND FUND (6/93)*
  Unit Value at beginning of period.........................  $  1.221   $  1.221   $   .990   $  1.085   $  1.000         --
  Unit Value at end of period...............................     1.352      1.221      1.221       .990      1.085         --
  Number of units outstanding at end of period
    (thousands).............................................   159,728    137,075    101,376     70,928     25,467         --
AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND (6/93)*
  Unit Value at beginning of period.........................  $  1.157   $  1.128   $   .993   $  1.035   $  1.000         --
  Unit Value at end of period...............................     1.229      1.157      1.128       .993      1.035         --
  Number of units outstanding at end of period
    (thousands).............................................    86,914     78,211     68,878     50,403     19,564         --
AMERICAN ODYSSEY GLOBAL HIGH-YIELD BOND FUND** (5/93)*
  Unit Value at beginning of period.........................  $  1.129   $  1.102   $  1.006   $  1.020   $  1.000         --
  Unit Value at end of period...............................     1.183      1.129      1.102      1.006      1.020         --
  Number of units outstanding at end of period
    (thousands).............................................    48,929     44,077     24,416     17,611      8,201         --
SMITH BARNEY LARGE CAP VALUE PORTFOLIO (2/95)*
  (formerly Smith Barney Income and Growth Portfolio)
  Unit Value at beginning of period.........................  $  1.474   $  1.246   $  1.000         --         --         --
  Unit Value at end of period...............................     1.843      1.474      1.246         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................    10,871      6,133      1,747         --         --         --
ALLIANCE GROWTH PORTFOLIO (2/95)*
  Unit Value at beginning of period.........................  $  1.640   $  1.284   $  1.000         --         --         --
  Unit Value at end of period...............................     2.091      1.640      1.284         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................    19,535     10,809      2,498         --         --         --
SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO (2/95)*
  Unit Value at beginning of period.........................  $  1.321   $  1.137   $  1.000         --         --         --
  Unit Value at end of period...............................     1.339      1.321      1.137         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................     7,634      5,777        593         --         --         --
PUTNAM DIVERSIFIED INCOME PORTFOLIO (3/95)*
  Unit Value at beginning of period.........................  $  1.206   $  1.128   $  1.000         --         --         --
  Unit Value at end of period...............................     1.282      1.206      1.128         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................     5,171      2,375        774         --         --         --
SMITH BARNEY HIGH INCOME PORTFOLIO (3/95)*
  Unit Value at beginning of period.........................  $  1.256   $  1.124   $  1.000         --         --         --
  Unit Value at end of period...............................     1.412      1.256      1.124         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................     1,307        553        138         --         --         --
MFS TOTAL RETURN PORTFOLIO (2/95)*
  Unit Value at beginning of period.........................  $  1.362   $  1.205   $  1.000         --         --         --
  Unit Value at end of period...............................     1.630      1.362      1.205         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................    14,655      7,302      2,734         --         --         --
G.T. GLOBAL STRATEGIC INCOME PORTFOLIO*** (3/95)*
  Unit Value at beginning of period.........................  $  1.402   $  1.195   $  1.000         --         --         --
  Unit Value at end of period...............................     1.487      1.402      1.195         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................       222        242        162         --         --         --

  * Represents date money was first applied to funding option through Separate Account.

 ** Formerly American Odyssey Short-Term Bond Fund. The name, investment objectives and investment subadviser were changed pursuant to a shareholder vote effective May 1, 1998.

*** Not currently available to new Contract Owners in most states.

The financial statements of Fund U are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account GIS Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

CONTRACTS ISSUED ON OR AFTER TO MAY 16, 1983    1997       1996       1995       1994       1993       1992       1991       1990
-----------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income................      $   .228   $   .212    $  .205    $  .189    $  .184    $  .188    $  .198    $  .192
 Operating expenses.....................          .228       .175       .140       .115       .106       .098       .091       .079
                                              --------   --------    -------    -------    -------    -------    -------    -------
 Net investment income..................          .000       .037       .065       .074       .078       .090       .107       .113
 Unit Value at beginning of year........        11.371      9.369      6.917      7.007      6.507      6.447      5.048      5.295
 Net realized and change in unrealized gains
   (losses).............................         3.584      1.965      2.387      (.164)      .422      (.030)     1.292      (.360)
                                              --------   --------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year..............      $ 14.955   $ 11.371    $ 9.369    $ 6.917    $ 7.007    $ 6.507    $ 6.447    $ 5.048
                                              ========   ========    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...     $   3.58   $   2.00    $  2.45    $  (.09)   $   .50    $   .06    $  1.40    $  (.25)
 Ratio of operating expenses to average net
   assets...............................          1.70%      1.70%      1.70%      1.65%      1.57%      1.58%      1.58%      1.57%
 Ratio of net investment income to average
   net assets...........................           .00%       .36%       .79%      1.05%      1.15%      1.43%      1.86%      2.25%
 Number of units outstanding at end of year
   (thousands)..........................        29,545     27,578     26,688     26,692     28,497     29,661     26,235     19,634
 Portfolio turnover rate................            64%        85%        96%       103%        81%       189%       319%        54%
 Average Commission Rate Paid*..........      $   .051   $   .047         --         --         --         --         --         --
   CONTRACTS ISSUED PRIOR TO MAY 16, 1983       1997       1996       1995       1994       1993       1992       1991       1990
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income................      $   .233   $   .216    $  .208    $  .192    $  .189    $  .192    $  .201    $  .199
 Operating expenses.....................          .201       .154       .123       .100       .092       .085       .077       .069
                                              --------   --------    -------    -------    -------    -------    -------    -------
 Net investment income..................          .032       .062       .085       .092       .097       .107       .124       .130
 Unit Value at beginning of year........        11.763      9.668      7.120      7.194      6.664      6.587      5.145      5.383
 Net realized and change in unrealized gains
   (losses).............................         3.715      2.033      2.463      (.166)      .433      (.030)     1.318      (.368)
                                              --------   --------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year..............      $ 15.510   $ 11.763    $ 9.668    $ 7.120    $ 7.194    $ 6.664    $ 6.587    $ 5.145
                                              ========   ========    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...     $   3.75   $   2.10    $  2.55    $  (.07)   $   .53    $   .08    $  1.44    $  (.24)
 Ratio of operating expenses to average net
   assets...............................          1.45%      1.45%      1.45%      1.41%      1.33%      1.33%      1.33%      1.33%
 Ratio of net investment income to average
   net assets...........................           .24%       .60%      1.02%      1.30%      1.40%      1.67%      2.11%      2.50%
 Number of units outstanding at end of year
   (thousands)..........................        15,194     16,554     17,896     19,557     21,841     22,516     24,868     28,053
 Portfolio turnover rate................            64%        85%        96%       103%        81%       189%       319%        54%
 Average commission rate paid*..........      $   0.51   $   .047         --         --         --         --         --         --

-----------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income................       $  .191    $  .168
 Operating expenses.....................          .095       .071
                                               -------    -------
 Net investment income..................          .096       .097
 Unit Value at beginning of year........         4.191      3.601
 Net realized and change in unrealized gains
   (losses).............................         1.008       .493
                                               -------    -------
 Unit Value at end of year..............       $ 5.295    $ 4.191
                                               =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...      $  1.10    $   .59
 Ratio of operating expenses to average net
   assets...............................          1.58%      1.58%
 Ratio of net investment income to average
   net assets...........................          2.33%      2.60%
 Number of units outstanding at end of year
   (thousands)..........................        15,707     12,173
 Portfolio turnover rate................            27%        38%
 Average Commission Rate Paid*..........            --         --
   CONTRACTS ISSUED PRIOR TO MAY 16, 1983       1989       1988
-----------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income................       $  .191    $  .168
 Operating expenses.....................          .066       .053
                                               -------    -------
 Net investment income..................          .125       .115
 Unit Value at beginning of year........         4.250      3.642
 Net realized and change in unrealized gains
   (losses).............................         1.008       .493
                                               -------    -------
 Unit Value at end of year..............       $ 5.383    $ 4.250
                                               =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...      $  1.13    $   .61
 Ratio of operating expenses to average net
   assets...............................          1.33%      1.33%
 Ratio of net investment income to average
   net assets...........................          2.56%      2.85%
 Number of units outstanding at end of year
   (thousands)..........................        31,326     35,633
 Portfolio turnover rate................            27%        38%
 Average commission rate paid*..........            --         --

* The average commission rate paid is required for funds that have over 10% in equities for which commissions are paid. This information is required for funds with fiscal year ends on or after September 30, 1996.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account QB Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983    1997       1996       1995       1994       1993       1992       1991      1990*
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...............     $  .342    $  .368    $  .319    $  .310    $  .299    $  .311    $  .299    $  .277
 Operating expenses....................        .082       .078       .073       .069       .067       .061       .056       .048
                                            -------    -------    -------    -------    -------    -------    -------    -------
 Net investment income.................        .260       .290       .246       .241       .232       .250       .243       .229
 Unit Value at beginning of year.......       5.060      4.894      4.274      4.381      4.052      3.799      3.357      3.129
 Net realized and change in unrealized
   gains (losses)......................        .073      (.124)      .374      (.348)      .097       .003       .199      (.001)
                                            -------    -------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.............     $ 5.393    $ 5.060    $ 4.894    $ 4.274    $ 4.381    $ 4.052    $ 3.799    $ 3.357
                                            =======    =======    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...   $   .33    $   .17    $   .62    $  (.11)   $   .33    $   .25    $   .44    $   .23
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.57%      1.57%      1.57%      1.57%      1.58%      1.57%      1.57%
 Ratio of net investment income to
   average net assets..................        5.00%      5.87%      5.29%      5.62%      5.41%      6.38%      6.84%      7.06%
 Number of units outstanding at end of
   year (thousands)....................      21,521     24,804     27,066     27,033     28,472     20,250     17,211     14,245
 Portfolio turnover rate...............         196%       176%       138%        27%        24%        23%        21%        41%
 CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1997       1996       1995       1994       1993       1992       1991      1990*
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............     $  .353    $  .379    $  .328    $  .318    $  .306    $  .317    $  .304    $  .281
 Operating expenses....................        .071       .067       .063       .059       .058       .050       .048       .040
                                            -------    -------    -------    -------    -------    -------    -------    -------
 Net investment income.................        .282       .312       .265       .259       .248       .267       .256       .241
 Unit Value at beginning of year.......       5.234      5.050      4.400      4.498      4.150      3.880      3.421      3.181
 Net realized and change in unrealized
   gains (losses)......................        .077      (.128)      .385      (.357)      .100       .003       .203      (.001)
                                            -------    -------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.............     $ 5.593    $ 5.234    $ 5.050    $ 4.400    $ 4.498    $ 4.150    $ 3.880    $ 3.421
                                            =======    =======    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...   $   .36    $   .18    $   .65    $  (.10)   $   .35    $   .27    $   .46    $   .24
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%
 Ratio of net investment income to
   average net assets..................        5.25%      6.12%      5.54%      5.87%      5.66%      6.61%      7.09%      7.31%
 Number of units outstanding at end of
   year (thousands)....................       7,683      8,549      9,325     10,694     12,489     13,416     14,629     16,341
 Portfolio turnover rate...............         196%       176%       138%        27%        24%        23%        21%        41%

-----------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............     $  .270    $  .259
 Operating expenses....................        .047       .046
                                            -------    -------
 Net investment income.................        .223       .213
 Unit Value at beginning of year.......       2.852      2.697
 Net realized and change in unrealized
   gains (losses)......................        .054      (.058)
                                            -------    -------
 Unit Value at end of year.............     $ 3.129    $ 2.852
                                            =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...   $   .28    $   .16
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.58%
 Ratio of net investment income to
   average net assets..................        7.44%      7.67%
 Number of units outstanding at end of
   year (thousands)....................      13,135      9,457
 Portfolio turnover rate...............          33%        17%
 CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1989       1988
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............     $  .270    $  .259
 Operating expenses....................        .035       .037
                                            -------    -------
 Net investment income.................        .235       .222
 Unit Value at beginning of year.......       2.892      2.728
 Net realized and change in unrealized
   gains (losses)......................        .054      (.058)
                                            -------    -------
 Unit Value at end of year.............     $ 3.181    $ 2.892
                                            =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...   $   .29    $   .16
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%
 Ratio of net investment income to
   average net assets..................        7.60%      7.82%
 Number of units outstanding at end of
   year (thousands)....................      18,248     21,124
 Portfolio turnover rate...............          33%        17%

* On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account QB.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account MM Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983    1997       1996       1995       1994       1993       1992       1991      1990*
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...............    $   .128   $   .121    $  .127    $  .087    $  .065    $  .077    $  .118    $  .149
 Operating expenses....................        .036       .035       .034       .032       .031       .031       .030       .029
                                           --------   --------    -------    -------    -------    -------    -------    -------
 Net investment income.................        .092       .086       .093       .055       .034       .046       .088       .120
 Unit Value at beginning of year.......       2.263      2.177      2.084      2.029      1.995      1.949      1.861      1.741
                                           --------   --------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.............    $  2.355   $  2.263    $ 2.177    $ 2.084    $ 2.029    $ 1.995    $ 1.949    $ 1.861
                                           ========   ========    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............    $    .09   $    .09    $   .09    $   .06    $   .03    $   .05    $   .09    $   .12
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.57%      1.57%      1.57%      1.57%      1.57%      1.57%      1.57%
 Ratio of net investment income to
   average net assets..................        4.02%      3.84%      4.36%      2.72%      1.68%      2.33%      4.66%      6.68%
 Number of units outstanding at end of
   year (thousands)....................      36,134     38,044     35,721     39,675     34,227     42,115     55,013     67,343
 CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1997       1996       1995       1994       1993       1992       1991      1990*
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............    $   .134   $   .125    $  .130    $  .091    $  .067    $  .079    $  .120    $  .151
 Operating expenses....................        .032       .030       .030       .028       .027       .027       .026       .024
                                           --------   --------    -------    -------    -------    -------    -------    -------
 Net investment income.................        .102       .095       .100       .063       .040       .052       .094       .127
 Unit Value at beginning of year.......       2.341      2.246      2.146      2.083      2.043      1.991      1.897      1.770
                                           --------   --------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.............    $  2.443   $  2.341    $ 2.246    $ 2.146    $ 2.083    $ 2.043    $ 1.191    $ 1.897
                                           ========   ========    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............    $    .10   $    .10    $   .10    $   .06    $   .04    $   .05    $   .09    $   .13
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%
 Ratio of net investment income to
   average net assets..................        4.27%      4.10%      4.61%      2.98%      1.93%      2.58%      4.90%      6.93%
 Number of units outstanding at end of
   year (thousands)....................         105        112        206        206        218        227        262        326

--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............     $  .156    $  .118
 Operating expenses....................        .027       .023
                                            -------    -------
 Net investment income.................        .129       .095
 Unit Value at beginning of year.......       1.612      1.517
                                            -------    -------
 Unit Value at end of year.............     $ 1.741    $ 1.612
                                            =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............     $   .13    $   .10
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.56%
 Ratio of net investment income to
   average net assets..................        7.65%      6.02%
 Number of units outstanding at end of
   year (thousands)....................      57,916     41,449
 CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1989       1988
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............     $  .156    $  .118
 Operating expenses....................        .021       .018
                                            -------    -------
 Net investment income.................        .135       .100
 Unit Value at beginning of year.......       1.635      1.535
                                            -------    -------
 Unit Value at end of year.............     $ 1.770    $ 1.635
                                            =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............     $   .14    $   .10
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.31%
 Ratio of net investment income to
   average net assets..................        7.81%      6.19%
 Number of units outstanding at end of
   year (thousands)....................         367        497

* On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account MM.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account TGIS Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

                                       1997       1996       1995       1994       1993       1992       1991       1990
--------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........   $  .075    $  .061    $  .083    $  .064    $  .043    $  .046    $  .045    $  .099
 Operating expenses................      .090       .069**     .057**     .041**     .042**     .045**     .045**     .034**
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Net investment income.............     (.015)     (.008)      .026       .023       .001       .001         --       .065
 Unit Value at beginning of year...   $ 2.717    $ 2.263    $ 1.695    $ 1.776    $ 1.689    $ 1.643    $ 1.391    $ 1.447
 Net realized and change in
   unrealized gains (losses).......      .824       .462       .542      (.104)     0.086      0.045      0.252      (.121)
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.........   $ 3,526    $ 2.717    $ 2.263    $ 1.695    $ 1.776    $ 1.689    $ 1.643    $ 1.391
                                      =======    =======    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $   .81    $   .45    $   .57    $  (.08)   $   .09    $   .05    $   .25    $  (.06)
 Ratio of operating expenses to
   average net assets*.............      2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.41%**
 Ratio of net investment income to
   average net assets*.............      (.45)%     (.34)%     1.37%      1.58%      0.08%      0.78%      1.33%      1.86%
 Number of units outstanding at end
   of year (thousands).............    60,312     68,111    105,044     29,692         --    217,428         --      5,708
 Portfolio turnover rate...........        63%        81%        79%        19%        70%       119%       489%       653%
 Average commission rate paid***...   $  .053    $  .046         --         --         --         --         --         --

--------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........   $  .161    $  .044
 Operating expenses................      .023       .017
                                      -------    -------
 Net investment income.............      .138       .027
 Unit Value at beginning of year...   $ 1.108    $ 1.000
 Net realized and change in
   unrealized gains (losses).......      .201       .081
                                      -------    -------
 Unit Value at end of year.........   $ 1.447    $ 1.108
                                      =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $   .34    $   .11
 Ratio of operating expenses to
   average net assets*.............      1.57%      1.57%
 Ratio of net investment income to
   average net assets*.............      2.81%      2.55%
 Number of units outstanding at end
   of year (thousands).............        --      3,829
 Portfolio turnover rate...........       149%       268%
 Average commission rate paid***...        --         --

 * Annualized

 ** Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TGIS, or by contractual surrender to the extent allowed under federal tax law.

*** The average commission rate paid is required for funds that have over 10% in equities for which commissions are paid. This information is required for funds with fiscal year ends on or after September 30, 1996.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES* PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account TSB Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

                                       1997       1996       1995       1994       1993       1992       1991       1990
--------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........   $  .077    $  .057    $  .074    $  .055    $  .041    $  .054    $  .076    $  .099
 Operating expenses................      .039**     .030**     .035**     .036**     .037**     .041**     .036**     .030**
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Net investment income.............      0.38       .027       .039       .019       .004       .013       .040       .069
 Unit value at beginning of year...     1.361      1.333      1.292      1.275      1.271      1.258      1.218      1.149
 Net realized and change in
   unrealized gains (losses)***....      .000       .001       .002      (.002)        --         --         --         --
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Unit value at end of year.........   $ 1.399    $ 1.361    $ 1.333    $ 1.292    $ 1.275    $ 1.271    $ 1.258    $ 1.218
                                      =======    =======    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase in unit value........   $   .04    $   .03    $   .04    $   .02    $    --    $   .01    $   .04    $   .07
 Ratio of operating expenses to
   average net assets****..........      2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.41%**
 Ratio of net investment income to
   average net assets****..........      2.77%      2.47%      3.17%      1.45%       .39%      1.12%      3.07%      5.89%
 Number of units outstanding at end
   of year (thousands).............    47,262     54,565         --    216,713    353,374    173,359    439,527    369,769

--------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........   $  .102    $  .078
 Operating expenses................      .017       .016
                                      -------    -------
 Net investment income.............      .085       .062
 Unit value at beginning of year...     1.064      1.002
 Net realized and change in
   unrealized gains (losses)***....        --         --
                                      -------    -------
 Unit value at end of year.........   $ 1.149    $ 1.064
                                      =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase in unit value........   $   .09    $   .06
 Ratio of operating expenses to
   average net assets****..........      1.57%      1.57%
 Ratio of net investment income to
   average net assets****..........      7.63%      6.51%
 Number of units outstanding at end
   of year (thousands).............   360,074    356,969

  * Prior to May 1, 1994, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.

 ** Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TSB, or by contractual surrender to the extent allowed under federal tax law.

 *** Effective May 2, 1994, Account TSB was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.

**** Annualized.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account TAS Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

                                       1997       1996       1995       1994       1993       1992       1991      1990+
--------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........  $   .063   $   .041    $  .042    $  .036    $  .037    $  .041    $  .044    $  .045
 Operating expenses................      .085       .069**     .057**     .049**     .048**     .043**     .039**     .073**
                                     --------   --------    -------    -------    -------    -------    -------    -------
 Net investment income (loss)......     (.022)     (.028)     (.015)     (.013)     (.011)     (.002)      .005      (.028)
 Unit Value at beginning of year...     2.623      2.253      1.706      1.838      1.624      1.495      1.136      1.189
 Net realized and unrealized gains
   (losses)........................      .788       .398       .562      (.119)      .225       .131       .354      (.025)
                                     --------   --------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.........  $  3.389   $  2.623    $ 2.253    $ 1.706    $ 1.838    $ 1.624    $ 1.495    $ 1.136
                                     ========   ========    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................  $    .77   $    .37    $   .55    $  (.13)   $   .21    $  (.13)   $   .36    $  (.05)
 Ratio of operating expenses to
   average net assets*.............      2.85%**     2.84%**     2.83%**     2.80%**     2.82%**     2.93%**     2.99%**     2.64%**
 Ratio of net investment income to
   average net assets*.............      (.76)%    (1.13)%     (.74)%     (.72)%     (.80)%     (.12)%      .37%     (3.73)%
 Number of units outstanding at end
   of year (thousands).............    25,865     30,167     45,575     25,109     43,059     20,225     19,565      5,585
 Portfolio turnover rate...........        92%        98%       113%       142%        71%       269%       261%         0%
 Average commission rate paid ++...  $   .052   $   .047         --         --         --         --         --         --

--------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........   $  .052    $  .008
 Operating expenses................      .051       .015
                                      -------    -------
 Net investment income (loss)......      .001      (.007)
 Unit Value at beginning of year...     1.059      1.001
 Net realized and unrealized gains
   (losses)........................      .129       .065
                                      -------    -------
 Unit Value at end of year.........   $ 1.189    $ 1.059
                                      =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $   .13    $   .06
 Ratio of operating expenses to
   average net assets*.............      1.95%      1.95%
 Ratio of net investment income to
   average net assets*.............       .91%      (.88)%
 Number of units outstanding at end
   of year (thousands).............        --         --
 Portfolio turnover rate...........        77%       127%
 Average commission rate paid ++...        --         --

 * Annualized

** Effective May 1, 1990, market timing fees are included in operating expenses.
   Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner and were not recorded in the financial statements of Account TAS, or by contractual surrender to the extent allowed under federal tax law.
 + On May 1, 1990, TIMCO replaced Keystone Custodian Funds, Inc. as the investment adviser for Account TAS.
 ++ The average commission rate paid is required for funds that have over 10% in equities for which commissions are paid. This information is required for Funds with fiscal year ends on or after September 30, 1996.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
    PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account TB Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

                                       1997       1996       1995       1994       1993       1992       1991      1990+
--------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........   $  .025    $  .033    $  .071    $  .007    $  .054    $  .051    $  .052    $  .072
 Operating expenses................      .011       .015**     .031**     .006**     .036**     .032**     .031**     .018**
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Net investment income.............      .014       .018       .040       .001       .018       .019       .021       .054
 Unit Value at beginning of year...     1.232      1.383      1.215      1.234      1.132      1.087       .994      1.036
 Net realized and change in
   unrealized gains (losses).......      .027      (.169)      .128      (.020)      .084       .026       .072      (.096)
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.........   $ 1.273    $ 1.232    $ 1.383    $ 1.215    $ 1.234    $ 1.132    $ 1.087    $  .994
                                      =======    =======    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $   .04    $  (.15)   $   .17    $  (.02)   $   .10    $   .05    $   .09    $  (.04)
 Ratio of operating expenses to
   average net assets*.............      3.00%**     3.00%**     3.00%**     3.00%**     3.00%**     2.99%**     3.00%**     2.58%**
 Ratio of net investment income to
   average net assets*.............      3.64%      3.48%      3.98%      1.02%      1.48%      1.71%      3.07%      3.88%
 Number of units outstanding at end
   of year (thousands).............        --         --     11,466         --     20,207     21,868     19,521     14,115
 Portfolio turnover rate...........       129%       153%       117%        --        190%       505%       627%       370%

--------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........   $  .147    $  .141
 Operating expenses................      .023       .022
                                      -------    -------
 Net investment income.............      .124       .119
 Unit Value at beginning of year...     1.114      1.000
 Net realized and change in
   unrealized gains (losses).......     (.202)     (.005)
                                      -------    -------
 Unit Value at end of year.........   $ 1.036    $ 1.114
                                      =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $  (.08)   $   .11
 Ratio of operating expenses to
   average net assets*.............      2.02%      2.04%
 Ratio of net investment income to
   average net assets*.............     11.15%     11.12%
 Number of units outstanding at end
   of year (thousands).............       660        830
 Portfolio turnover rate...........        10%        26%

 * Annualized

** Effective May 1, 1990, market timing fees are included in operating expenses.
   Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TB, or by contractual surrender to the extent allowed under federal tax law.

 + On May 1, 1990, TAMIC replaced Keystone Custodian Funds, Inc. as the investment adviser for Account TB.

                                   APPENDIX C
--------------------------------------------------------------------------------

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

     Description of The Travelers Insurance Company and The Separate Accounts
        The Insurance Company
        The Separate Accounts
        Mixed and Shared Funding
        Investment Objectives, Policies and Risks
     Description of Certain Types of Investments and Investment Techniques
      Available to the Separate Accounts
     Investment Restrictions
        The Travelers Growth and Income Stock Account For Variable Annuities The Travelers Timed Growth and Income Stock Account for Variable
Annuities
        The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
        The Travelers Timed Bond Account for Variable Annuities
        The Travelers Money Market Account for Variable Annuities
        The Travelers Timed Short-Term Bond Account for Variable Annuities Investment Management and Advisory Services
        Advisory and Subadvisory Fees
        TIMCO
        TAMIC
     Valuation of Assets
     Net Investment Factor
     Federal Tax Considerations
     Performance Data
        Yield Quotations of Account MM
        Average Annual Total Return Quotations of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U
     The Board of Managers
     Distribution and Management Services
     Securities Custodian
     Independent Accountants
     Financial Statements

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999 (FORM NO. L-11165S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE DOTTED LINE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-5030.

     Name:

     Address:

                        THE TRAVELERS UNIVERSAL ANNUITY

                              INDIVIDUAL AND GROUP
                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                        THE TRAVELERS INSURANCE COMPANY

L-11165  Printed in U.S.A.
         TIC Ed. 5-99

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                               UNIVERSAL ANNUITY

               STATEMENT OF ADDITIONAL INFORMATION:  MAY 1, 1999

--------------------------------------------------------------------------------
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
      THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
--------------------------------------------------------------------------------

                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                        THE TRAVELERS INSURANCE COMPANY

         This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 1999. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company (the "Company"), Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 1-800-842-9368. This Statement of Additional Information should be read in conjunction with the accompanying 1998 Annual Report for the Separate Accounts.

                              TABLE OF CONTENTS

                                                                                                                   PAGE
DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY AND THE SEPARATE ACCOUNTS  . . . . . . . . . . . . . . . . . . . . . . 2
   The Insurance Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   The Separate Accounts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Mixed and Shared Funding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   INVESTMENT OBJECTIVES, POLICIES AND RISKS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES
AVAILABLE TO THE SEPARATE ACCOUNTS . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . 3
INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
   The Travelers Growth and Income Stock Account for Variable Annuities . . . . . . . . . . . . . . . . . . . . . .  11
   The Travelers Timed Growth and Income Stock Account for Variable Annuities . . . . . . . . . . . . . . . . . . .  11
   The Travelers Timed Aggressive Stock Account for Variable Annuities  . . . . . . . . . . . . . . . . . . . . . .  12
   The Travelers Quality Bond Account for Variable Annuities. . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
   The Travelers Timed Bond Account for Variable Annuities. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
   The Travelers Money Market Account for Variable Annuities  . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
   The Travelers Timed Short-Term Bond Account for Variable Annuities . . . . . . . . . . . . . . . . . . . . . . .  17
INVESTMENT MANAGEMENT AND ADVISORY SERVICES . . . . . . .  . . . . . . . . . . . . . . . . . . .  . . . . . . . . .  19
   Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . .  19
   TIMCO . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . . . . . . . . .  20
   TAMIC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . .  21
VALUATION OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
NET INVESTMENT FACTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . .  23
PERFORMANCE DATA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . .  26
   Yield Quotations of Account MM. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . .  26
   Average Annual Total Return Quotations of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U  . . . . . . . . .  26
THE BOARD OF MANAGERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . .  30
DISTRIBUTION AND MANAGEMENT SERVICES . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . . .  32
SECURITIES CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . .  32
INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . .  32
FINANCIAL STATEMENTS. . . . . . . . .. . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . . F-1

                 DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY
                           AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY

         The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is a wholly owned subsidiary of The Travelers Insurance Group, Inc., a holding company which is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

         The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNTS

         Each of the Separate Accounts available under the variable annuity contracts described in this Statement of Additional Information meets the definition of a separate account under federal securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, the operations of each of the Separate Accounts are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorize the Connecticut Insurance Commissioner to adopt regulations under it. The Section contains no restrictions on investments of the Separate Accounts, and the Commissioner has adopted no regulations under the Section that affect the Separate Accounts.

MIXED AND SHARED FUNDING

         It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

                   INVESTMENT OBJECTIVES, POLICIES AND RISKS

         Each Account's investment objective and, unless noted as fundamental, its investment policies may be changed without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in an Account's investment objective or policies may result in the Account having a different investment objective from those that a policyowner selected as appropriate at the time of investment.

         Listed below for quick reference are the types of investments that each Account may make and its investment techniques. Any investments, policies and restrictions generally are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. More detailed information about the Accounts' investments and investment techniques follows the chart.

-----------------------------------------------------------------------------------------------------------------------
                                         GIS         QB         MM        TGIS       TSB        TAS        TB
Investment Technique
-----------------------------------------------------------------------------------------------------------------------
Money Market Instruments
-----------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances
-----------------------------------------------------------------------------------------------------------------------
Certificates of Deposit
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
-----------------------------------------------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------------------------------------------
Debt Securities
-----------------------------------------------------------------------------------------------------------------------
High-Yield, High-Risk Bonds
-----------------------------------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments
-----------------------------------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes                              (Information to
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                 be added by
-----------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                                           amendment)
-----------------------------------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery Securities
-----------------------------------------------------------------------------------------------------------------------
Futures Contracts
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper
-----------------------------------------------------------------------------------------------------------------------
Writing Covered Call Options
-----------------------------------------------------------------------------------------------------------------------
Buying Put and Call Options
-----------------------------------------------------------------------------------------------------------------------
Options on Stock Indices
-----------------------------------------------------------------------------------------------------------------------
Index Futures Contracts
-----------------------------------------------------------------------------------------------------------------------
Options on Index Futures Contracts
-----------------------------------------------------------------------------------------------------------------------
Forward Contracts on Foreign Currency
-----------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies
-----------------------------------------------------------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------------------------------------------------------
American Depositary Receipts
-----------------------------------------------------------------------------------------------------------------------
Emerging Market Securities
-----------------------------------------------------------------------------------------------------------------------
Lending Portfolio Securities
-----------------------------------------------------------------------------------------------------------------------
Temporary Bank Borrowing
-----------------------------------------------------------------------------------------------------------------------
Letters of Credit
-----------------------------------------------------------------------------------------------------------------------
Investment in Unseasoned Companies
-----------------------------------------------------------------------------------------------------------------------
Real Estate-Related Instruments
-----------------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities
-----------------------------------------------------------------------------------------------------------------------
Loan Participations
-----------------------------------------------------------------------------------------------------------------------
Other Direct Indebtedness
-----------------------------------------------------------------------------------------------------------------------
Investment Company Securities
-----------------------------------------------------------------------------------------------------------------------
Affiliated Bank Transactions
-----------------------------------------------------------------------------------------------------------------------
Indexed Securities
-----------------------------------------------------------------------------------------------------------------------
Short Sales "Against the Box"
-----------------------------------------------------------------------------------------------------------------------
Swap Agreements
-----------------------------------------------------------------------------------------------------------------------
Convertible Securities
-----------------------------------------------------------------------------------------------------------------------
Illiquid Securities
-----------------------------------------------------------------------------------------------------------------------

          DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT
                 TECHNIQUES AVAILABLE TO THE SEPARATE ACCOUNTS

WRITING COVERED CALL OPTIONS

         The Accounts will write only "covered" call options, that is, they will own the underlying securities which are acceptable for escrow when they write the call option and until the obligation to sell the underlying security is extinguished by exercise or expiration of the call option, or until a call option covering the same underlying security and having the same exercise price and expiration date is purchased. These call options generally will be short-term contracts with a duration of nine months or less. The Accounts will receive a premium for writing a call option, but give up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. The Accounts will retain the risk of loss from a decrease in the price of the underlying security. Writing covered call options is a conservative investment technique which is believed to involve relatively little risk, but which is capable of enhancing an Account's total returns.

         The premium received for writing a covered call option will be recorded as a liability in each Account's Statement of Assets and Liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the close of the New York Stock Exchange, or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon exercise of the option.

         The Options Clearing Corporation is the issuer of, and the obligor on, the covered call options written by the Accounts. In order to secure an obligation to deliver to the Options Clearing Corporation the underlying security of a covered call option, the Accounts will be required to make escrow arrangements.

         In instances where the Accounts believe it is appropriate to close a covered call option, they can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. The Accounts may also, under certain circumstances, be able to transfer a previously written call option.

         A previously written call option can be closed out by purchasing an identical call option only on a national securities exchange which provides a secondary market in the call option. There is no assurance that a liquid secondary market will exist for a particular call option at such time. If the Accounts cannot effect a closing transaction, they will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

         If a substantial number of the call options are exercised, the Accounts' rates of portfolio turnover may exceed historical levels. This would result in higher brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

BUYING PUT AND CALL OPTIONS

         The Accounts may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities, eligible for purchase by the Accounts, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed "over-the-counter" with a broker-dealer as the counterparty. While the investment advisers anticipate that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months.

         The Accounts will pay a premium in exchange for the right to purchase
(call) or sell (put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the options contract. In either case, each Account's risk is limited to the option premium paid.

         The Accounts may sell the put and call options prior to their expiration and realize a gain or loss thereby. A call option will expire worthless if the price of the related security is below the contract strike price at the time of expiration; a put option will expire worthless if the price of the related security is above the contract strike price at the time of expiration.

         Put and call options will be employed for bona fide hedging purposes only. Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option obligation will be similarly identified and segregated. In the case of put options on futures contracts, portfolio securities whose price volatility is expected to match that of the underlying futures contract will be identified and segregated.

FUTURES CONTRACTS

STOCK INDEX FUTURES

         A stock index futures contract provides for one party to take and the other to make delivery of an amount of cash over the hedging period equal to a specified amount times the difference between a stock index value at the close of the last trading day of the contract or the selling price and the price at which the futures contract is originally struck. The stock index assigns relative values to the common stocks included in the index and reflects overall price trends in the designated market for equity securities. Therefore, price changes in a stock index futures contract reflect changes in the specified index of equity securities on which the futures contract is based. Stock index futures may also be used, to a limited extent, to hedge specific common stocks with respect to market (systematic) risk (involving the market's assessment of overall economic prospects) as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the Accounts may seek to protect the value of their equity securities against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the Accounts can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. None of the Accounts will be a hedging fund; however, to the extent that any hedging strategies actually employed are successful, the Accounts will be affected to a lesser degree by adverse overall market price movements unrelated to the merits of specific portfolio equity securities than would otherwise be the case. Gains and losses on futures contracts employed as hedges for specific securities will normally be offset by losses or gains, respectively, on the hedged security.

INTEREST RATE FUTURES

         An interest rate futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of debt securities having a standardized face value and rate of return.

         By purchasing interest rate futures (assuming a "long" position) the Accounts will be legally obligated to accept the future delivery of the underlying security and pay the agreed price. This would be done, for example, when the Account intends to purchase particular debt securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the debt securities should occur (with its concurrent reduction in yield), the increased cost of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the securities purchase.

         By selling interest rate futures held by it, or interest rate futures having characteristics similar to those held by it (assuming a "short" position), the Account will be legally obligated to make the future delivery of the security against payment of the agreed price. Such a position seeks to hedge against an anticipated rise in interest rates that would adversely affect the value of the Account's portfolio debt securities.

         Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Board of Managers to reflect the fair value of the contract, in which case the positions will be valued at fair value determined in good faith by or under the direction of the Board of Managers.





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
         Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position.

FUTURES MARKETS AND REGULATIONS

         When a futures contract is purchased, the Accounts will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. The Accounts will incur brokerage fees in connection with their futures transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         Positions taken in the futures markets are not normally held to maturity, but instead are liquidated through offsetting transactions which may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or interest rate futures contract and the same delivery date. If the offsetting purchase price is less than the original sale price, the Accounts realize a gain; if it is more, the Accounts realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Accounts realize a gain; if less, a loss. While futures positions taken by the Accounts will usually be liquidated in this manner, the Accounts may instead make or take delivery of the underlying securities whenever it appears economically advantageous for them to do so. In determining gain or loss, transaction costs must also be taken into account. There can be no assurance that the Accounts will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

         A clearing corporation associated with the exchange on which futures are traded guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

         All stock index and interest rate futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). Stock index futures are currently traded on the New York Futures Exchange and the Chicago Mercantile Exchange. Interest rate futures are actively traded on the Chicago Board of Trade and the International Monetary Market at the Chicago Mercantile Exchange.

         The investment advisers do not believe any of the Accounts to be a "commodity pool" as defined under the Commodity Exchange Act. The Accounts will only enter into futures contracts for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and interpretations, and subject to the requirements of the Securities and Exchange Commission. The Accounts will not purchase or sell futures contracts for which the aggregate initial margin exceeds five percent (5%) of the fair market value of their individual assets, after taking into account unrealized profits and unrealized losses on any such contracts which they have entered into. The Accounts will further seek to assure that fluctuations in the price of any futures contracts that they use for hedging purposes will be substantially related to fluctuations in the price of the securities which they hold or which they expect to purchase, although there can be no assurance that the expected result will be achieved.

         As evidence of its hedging intent, Account GIS expects that on seventy-five percent (75%) or more of the occasions on which it purchases a long futures contract, it will effect the purchase of securities in the cash market or take delivery at the close of a futures position. In particular cases, however, when it is economically advantageous, a long futures position may be terminated without the corresponding purchase of securities.

SPECIAL RISKS

         While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while the Accounts may benefit from the use of such futures, unanticipated changes in stock price movements or interest rates may result in a poorer overall performance for the Account than if it had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Accounts may be exposed to risk of loss. The investment advisers will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in their judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged.

         In addition to the possibility that there may be a less than perfect correlation between movements in the futures contracts and securities in the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security due to certain market distortions. First, rather than meeting variation margin deposit requirements should a futures contract value move adversely, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, since margin requirements in the futures market are less onerous than in the securities market, the futures market may attract more speculators than the securities market. Increased participation by speculators may cause temporary price distortions. Due to the possibility of such price distortion, and also because of the imperfect correlation discussed above, even a correct forecast of general market trends by the investment advisers may not result in a successful hedging transaction in the futures market over a short time period. However, as is noted above, the use of financial futures by the Accounts is intended primarily to limit transaction and borrowing costs. At no time will the Accounts use financial futures for speculative purposes.

         Successful use of futures contracts for hedging purposes is also subject to the investment advisers' ability to predict correctly movements in the direction of the market. However, the investment advisers believe that over time the value of the Accounts' portfolios will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged.

MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less, such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes), and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation).

         The Accounts will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Accounts do not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.
Additionally, Account TSB invests in Euro Certificates of Deposit issued by banks outside of the United States, with interest and principal paid in U.S. dollars.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by Accounts MM or TSB must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion, and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS





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
         Investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation and Prime-1 by Moody's Investors Service, Inc. Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) the issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowances made for unusual circumstances; and (5) the issuer's industry is typically well established and the issuer has a strong position within the industry.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluating the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. The relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

MASTER DEMAND NOTES

         Master demand notes are unsecured obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the lender (issuer) and the borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. An Account has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by a separate account must permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice) or to resell the note at any time to a third party. Master demand notes may have maturities of more than one year, provided they specify that (i) the account be entitled to payment of principal and accrued interest upon not more than seven days notice, and (ii) the rate of interest on such notes be adjusted automatically at periodic intervals which normally will not exceed 31 days, but which may extend up to one year. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the investment adviser considers earning power, cash flow, and other liquidity ratios of the borrower to pay principal and interest on demand. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a separate account may invest in them only if at the time of an investment the issuer meets the criteria set forth above for commercial paper. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

         Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of United States Government agencies and instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the

United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Accounts will invest in the securities issued by such an instrumentality only when the investment advisers determine that the credit risk with respect to the instrumentality does not make the securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE AGREEMENTS

         Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or reporting broker-dealers meeting the Advisor's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

         In executing a repurchase agreement, a portfolio purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of "book-entry" securities, segregation in the counterparty's account at the Federal Reserve for the benefit of the Portfolio is required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

         As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Portfolio would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

FOREIGN BANK OBLIGATIONS

         The obligations of foreign branches of United States banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). In addition, evidences of ownership of such securities may be held outside the United States and the Accounts may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

         Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a United States branch of a foreign bank than about a domestic bank.

                            INVESTMENT RESTRICTIONS

         The Separate Accounts each have different investment objectives and policies, as discussed above and in the Prospectus. Each Managed Separate Account has certain fundamental investment restrictions which are set forth below. Neither the investment objective nor the fundamental investment restrictions can be changed without a vote of a majority of the outstanding voting securities of the Accounts, as defined in the 1940 Act.

         The percentage restrictions (for either fundamental investment policies or investment restrictions) are interpreted such that if they are adhered to at the time of investment, a later increase in a percentage beyond the specified limit resulting from a change in the values of portfolio securities or in the amount of net assets shall not be considered a violation. It must be recognized that there are risks inherent in the ownership of any investment and that there can be no assurance that the investment objectives of the Separate Accounts will be achieved.

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions for Accounts GIS and TGIS, as set forth below, are identical, except where indicated. The investment restrictions set forth in items 1 through 9 are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account GIS or Account TGIS, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account GIS or Account TGIS.

         1. Not more than 5% of the assets of the Account will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities.

         2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that such borrowings will not exceed 5% of the value of the assets of Account GIS, or 10% of the value of the assets of Account TGIS, and that immediately after the borrowing, and at all times thereafter, and while any such borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account.

         3. Securities of other issuers will not be underwritten, except that the Account could be deemed an underwriter when engaged in the sale of restricted securities. (See item 13.)

         4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

         5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes, as discussed above.

         6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors. (See item 13.)

         7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

         8. Not more than 10% of the voting securities of any one issuer will be acquired. (It is the present practice of the Account not to exceed 5% of the voting securities of any one issuer.)

         9.  Senior securities will not be issued.

         10. Short sales of securities will not be made.

         11. Purchases will not be made on margin, except for short-term credits which are necessary for the clearance of transactions, and for the placement of not more than 5% of its net asset value in total margin deposits for positions in futures contracts.

         12. The Account will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

         13. Not more than 5% of the value of the assets of the Account may be invested in restricted securities (securities which may not be publicly offered without registration under the Securities Act of
             1933).

         Changes in the investments of Accounts GIS and TGIS may be made from time to time to take into account changes in the outlook for particular industries or companies. The Accounts' investments will not, however, be concentrated in any one industry; that is, no more than 25% of the value of their assets will be invested in any one industry. While Accounts GIS and TGIS may occasionally invest in foreign securities, it is not anticipated that such investments will, at any time, account for more than 10% of their investment portfolios.

         The assets of Accounts GIS and TGIS will be kept fully invested, except that (a) sufficient cash may be kept on hand to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States Government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with their respective investment policies.

PORTFOLIO TURNOVER

         Although Accounts GIS and TGIS intend to purchase securities for long-term appreciation of capital and income, and do not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A higher turnover rate should not be interpreted as indicating a variation from the stated investment policy of seeking long-term accumulation of capital, and will normally increase the brokerage costs of Accounts GIS and TGIS. However, negotiated fees and the use of futures contracts will help to reduce brokerage costs. While there is no restriction on portfolio turnover, Account GIS expects to have a moderate to high level of portfolio turnover in the range of 150% to 300%, and Account TGIS expects that its portfolio turnover will be higher than normal since the Account is being timed by third party investment advisory services. The portfolio turnover rate for Account GIS for the years ended December 31, 1996, 1997 and 1998 was 85%, 64% and ____%, respectively. The portfolio turnover rate for Account TGIS for the years ended December 31, 1996, 1997 and 1998 was 81%, 63% and ____%, respectively.


THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TAS, as defined in the 1940 Act. Account TAS may not:

         1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

         2. invest in more than 10% of any class of securities of any one issuer;

         3. invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

         4. borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding, a borrowing may not exceed one-third of the value of its net assets, including the amount borrowed; Account TAS has no intention of attempting to increase its net income by means of borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets of Account TAS computed at cost;

         5. underwrite securities, except that Account TAS may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Account may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");
         6. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes as described above;

         7.  invest for the primary purpose of control or management;

         8. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

         9. make loans, except that Account TAS may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker- dealers; all such investments must be consistent with the Account's investment objective and policies;

         10. invest more than 25% of its total assets in the securities of issuers in any single industry;

         11. purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company;

         12. invest in interests in oil, gas or other mineral exploration or development programs; or

         13. invest more than 5% of its net assets in warrants, valued at the lower of cost or market; warrants acquired by the Account in units or attached to securities will be deemed to be without value with regard to this restriction. Account TAS is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of The Travelers Investment Management Company ("TIMCO") have a substantial interest.

         Account TAS may make investments in an amount of up to 10% of the value of its net assets in restricted securities which may not be publicly sold without registration under the 1933 Act. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If and when Account TAS sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect thereto, and registration of such securities under the 1933 Act may be required. Account TAS will not bear the expense of such registration. Account TAS intends to reach agreements with all such issuers whereby they will pay all expenses of registration. In determining securities subject to the 10% limitation, Account TAS will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations.

PORTFOLIO TURNOVER

         Although Account TAS intends to invest in securities selected primarily for prospective capital growth and does not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A high turnover rate should not be interpreted as indicating a variation from the stated investment policy, and will normally increase Account TAS's brokerage costs. While there is no restriction on portfolio turnover, Account TAS's portfolio turnover rate may be high since the Account is being timed by third party investment advisory services. The portfolio turnover rate for the years ended December 31, 1996, 1997 and 1998 was 98%, 92% and _____%, respectively.


THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions set forth in items 1 through 9 below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account QB, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account QB.

         1. Not more than 15% of the value of the assets of Account QB will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities, for which there is no limit.

         2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that these borrowings will not exceed 5% of the value of the assets of Account QB and that immediately after the borrowing, and at all times thereafter, and while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of Account QB.

         3. Securities of other issuers will not be underwritten, except that Account QB could be deemed to be an underwriter when engaged in the sale of restricted securities.

         4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

         5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures used as a hedge against unanticipated changes in prevailing levels of interest rates.

         6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures and other evidences of indebtedness of a type customarily purchased by institutional investors.

         7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

         8. Not more than 10% of the voting securities of any one issuer will be acquired.

         9.  Senior securities will not be issued.

         10. Short sales of securities will not be made.

         11. Purchases will not be made on margin, except for any short-term credits that are necessary for the clearance of transactions and to place up to 5% of the value of its net assets in total margin deposits for positions in futures contracts.

         12. Account QB will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

         13. The average period of maturity (or in the case of mortgage-backed securities, the estimated average life of cash flows) of all fixed interest debt instruments held by Account QB will not exceed five years.

         The investments of Account QB will not be concentrated in any one industry; that is, no more than 25% of the value of its assets will be invested in any one industry. There is no investment policy as to Account QB's investment in foreign securities.

PORTFOLIO TURNOVER

         Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account QB to the same extent as high turnover in a separate account which invests primarily in common stock. The portfolio turnover rate for Account QB for the years ended December 31, 1996, 1997 and 1998 was 76%, 196% and _____%, respectively.

THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TB, as defined in the 1940 Act. Account TB may not:

         1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (exclusive of securities of the United States Government, its agencies or instrumentalities, for which there is no limit);

         2. invest in more than 10% of any class of securities of any one issuer;

         3. invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

         4. borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding according to the 1940 Act, a borrowing may not exceed one-third of the value of the net assets, including the amount borrowed; Account TB has no intention of attempting to increase its net income by borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets computed at cost;

         5. underwrite securities, except that Account TB may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities Account TB may be deemed to be an underwriter, as defined in the 1933 Act;

         6. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transactions and borrowing costs and for hedging purposes as discussed above;

         7.  invest for the primary purpose of control or management;

         8. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

         9. make loans, except that Account TB may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to brokers-dealers; all such investments must be consistent with the investment objective and policies;

         10. invest more than 25% of its total assets in the securities of issuers in any single industry (exclusive of securities of the United States government, its agencies or instrumentalities, for which there is no limit); or

         11. purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company. When consistent with its investment objectives, Account TB may purchase securities of brokers, dealers, underwriters or investment advisers. Account TB is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of Travelers Asset Management International Corporation ("TAMIC") have a substantial interest.

PORTFOLIO TURNOVER

         Brokerage costs associated with debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account TB to the same extent as high turnover in a separate account which invests primarily in common stock. While there is no restriction on portfolio turnover, Account TB's turnover rate may be high since the Account is being timed by third party investment advisory services. The portfolio turnover rate for Account TB for the years ended December 31, 1996, 1997 and 1998 was 153%, 129% and _____%,
respectively.


THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account MM operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account MM, as defined in the 1940 Act. Account MM may not:

         1. purchase any security which has a maturity date more than one year from the date of the Account's purchase;

         2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities). Neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;

         3. acquire more than 10% of the outstanding securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         4. invest more than 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, the Fund may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof;

         5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

         6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

         7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

         8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs; (d) purchase any securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities;

         9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

         10. issue senior securities.

PORTFOLIO TURNOVER

         A portfolio turnover rate is not applicable to Account MM which invests only in money market instruments.


THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account TSB operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TSB, as defined in the 1940 Act. Account TSB may not:

         1. purchase any security which has a maturity date more than three years from the date such security was purchased;

         2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;

         3. invest more than 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         4. acquire more than 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

         6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

         7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

         8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs; (d) purchase any securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities;

         9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

         10. issue senior securities.

PORTFOLIO TURNOVER

         Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account TSB to the same extent as high turnover in a separate account which invests primarily in common stock. While there is no restriction on portfolio turnover, Account TSB's turnover rate may be high since the Account is being timed by third party investment advisory services.

A portfolio turnover rate is not applicable to Account TSB which invests only in short-term instruments.

                  INVESTMENT MANAGEMENT AND ADVISORY SERVICES

         The investments and administration of the separate accounts are under the direction of the Board of Managers. The Travelers Investment Management Company (TIMCO) furnishes investment management and advisory services to Accounts TGIS, TSB and TAS according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account TGIS and TIMCO and Account TSB and TIMCO, were each approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993. The Investment Advisory Agreement between Account GIS and TIMCO was approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993, and amended effective May 1, 1994 by virtue of contract owner approval at a meeting held on April 22, 1994. The Investment Advisory Agreement between Account TAS and TIMCO was approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993, and amended effective May 1, 1996 by virtue of contract owner approval at a meeting held on April 19, 1996.

         Travelers Asset Management International Corporation (TAMIC) furnishes investment management and advisory services to Accounts GIS, QB, MM and TB according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account QB and TAMIC, Account MM and TAMIC, and Account TB and TAMIC, were each approved by a vote of variable annuity contract owners at their meeting held on April 23, 1993. The agreement between Account GIS and TAMIC was approved by a vote of the variable annuity contract owners at their meeting held on April 27, 1998.

         The agreements between Accounts TGIS, TSB and TAS and TIMCO, and the agreements between Accounts GIS, QB, MM and TB and TAMIC, will all continue in effect as described below in (3), as required by the 1940 Act. Each of the agreements:

         1. provides that for investment management and advisory services, the Company will pay to TIMCO and TAMIC, on an annual basis, an advisory fee based on the current value of the assets of the accounts for which TIMCO and TAMIC act as investment advisers (see "Advisory Fees" in the prospectus);

         2. may not be terminated by TIMCO or TAMIC without the prior approval of a new investment advisory agreement by those casting a majority of the votes entitled to be cast and will be subject to termination without the payment of any penalty, upon sixty days written notice, by the Board of Managers or by a vote of those casting a majority of the votes entitled to be cast;

         3. will continue in effect for a period more than two years from the date of its execution, only so long as its continuance is specifically approved at least annually by a vote of a majority of the Board of Managers, or by a vote of a majority of the outstanding voting securities of the Accounts. In addition, and in either event, the terms of the agreements must be approved annually by a vote of a majority of the Board of Managers who are not parties to, or interested persons of any party to, the agreements, cast in person at a meeting called for the purpose of voting on the approval and at which the Board of Managers has been furnished the information that is reasonably necessary to evaluate the terms of the agreements; and

         4.  will automatically terminate upon assignment.

ADVISORY FEES

         The advisory fee for each Separate Account is described in the prospectus.

         The advisory fees paid to TIMCO by each of the Accounts during the last three fiscal years were:

                   ACCOUNT GIS       ACCOUNT TSB        ACCOUNT TGIS       ACCOUNT TAS
                   -----------       -----------        ------------       -----------
      1996         $  2,079,020      $     267,590      $    596,659      $    259,403
      1997         $  2,723,508      $     248,469      $    631,320      $    281,157
      1998              $                  $                 $                  $

         The advisory fees paid to TAMIC by each of the Accounts during the last three fiscal years were:

                       ACCOUNT QB            ACCOUNT MM           ACCOUNT TB

           1996        $    576,329          $    253,092         $    26,799
           1997        $    529,458          $    290,557         $    10,088
           1998


                                     TIMCO

         Investment decisions for Accounts TGIS, TSB and TAS will be made independently from each other and from any other accounts that may be or become managed by TIMCO. If, however, accounts managed by TIMCO are simultaneously engaged in the purchase of the same security, then available securities may be allocated to each account and may be averaged as to price in whatever manner TIMCO deems to be fair. In some cases, this system might adversely affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.

BROKERAGE

         Subject to approval of the Board of Managers, and in accordance with the Investment Advisory Agreements, TIMCO will place purchase and sale orders for portfolio securities of the Accounts through brokerage firms which it may select from time to time with the objective of seeking the best execution by responsible brokerage firms at reasonably competitive rates. To the extent consistent with this policy, certain brokerage transactions may be placed with firms which provide brokerage and research services to TIMCO, and such transactions may be paid for at higher rates than other firms would charge.
The term "brokerage and research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities for purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). These brokerage and research services may be utilized in providing investment advice to Accounts TGIS, TSB and TAS, and may also be utilized in providing investment advice and management to all accounts over which TIMCO exercises investment discretion, but not all of such services will necessarily be utilized in providing investment advice to all accounts. This practice may be expected to result in greater cost to the Accounts than might otherwise be the case if brokers whose charges were based on execution alone were used for such transactions. TIMCO believes that brokers' research services are very important in providing investment advice to the Accounts, but is unable to give the services a dollar value. While research services are not expected to reduce the expenses of TIMCO, TIMCO will, through the use of these services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

         Transactions in the over-the-counter market are placed with the principal market makers unless better price and execution may be obtained otherwise. Brokerage fees will be incurred in connection with futures transactions, and Accounts TGIS and TAS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         The overall reasonableness of brokerage commissions paid is evaluated by personnel of TIMCO responsible for trading and managing the portfolios of Accounts GIS, TGIS, TSB and TAS by comparing brokerage firms utilized by TIMCO to other firms with respect to the following factors: the prices paid or received in securities transactions, speed of execution and settlement, size and difficulty of the brokerage transactions, the financial soundness of the firms, and the quality, timeliness and quantity of research information and reports.

         The total brokerage commissions paid by Account GIS for the fiscal years ended December 31, 1996, 1997 and 1998 were $890,690, $818,411 and
$_________, respectively. For the fiscal year ended December 31, 1998, portfolio transactions in the amount of $___________________ were directed to certain brokers because of research services, of which $___________ paid in commissions with respect to these transactions. Commissions in the amount of $_________ and $_________ were paid to Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, ___% and ___% of Account GIS's aggregate brokerage commissions paid to such brokers during 1998. The percentage of the Account GIS's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was ___% and ___% respectively.

         The total brokerage commissions paid by Account TGIS for the fiscal years ended December 31, 1996, 1997 and 1998 were $307,174, $235,144 and
$__________, respectively. For the fiscal year ended December 31, 1998, portfolio transactions in the amount of $_______________ were directed to certain brokers because of research services, of which $_____________ was paid in commissions with respect to these transactions. Commissions in the amount of $___________ and $________ were paid to Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, ___% and ___% of Account TGIS's aggregate brokerage commissions paid to such brokers during 1998. The percentage of the Account TGIS's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was ___% and ___% respectively.

         The total brokerage commissions paid by Account TAS for the fiscal years ended December 31, 1996, 1997 and 1998 were $263,570, $168,647 and
$____________, respectively. For the fiscal year ended December 31, 1998, portfolio transactions in the amount of $______________ were directed to certain brokers because of research services, of which $_______________ was paid in commissions with respect to these transactions. Commissions in the amount of $______ and $______ were paid to Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, ___% and ___% of Account TAS's aggregate brokerage commissions paid to such brokers during 1998. The percentage of the Account TAS's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was ___% and ___%, respectively.

         No formulas were used in placing portfolio transactions with brokers which provided research services, and no specific amount of transactions was allocated for research services.

                                     TAMIC

         Investment advice and management for TAMIC's clients (Accounts GIS, QB, MM and TB) are furnished in accordance with their respective investment objectives and policies and investment decisions for the Accounts will be made independently from those of any other accounts managed by TAMIC. However, securities owned by Accounts GIS, QB, MM or TB may also be owned by other clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time. Furthermore, it may develop that a particular security is bought or sold for only some clients even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as Accounts QB, MM or TB are concerned. In other cases, however, it is believed that the ability of the accounts to participate in volume transactions will produce better executions for the accounts.

BROKERAGE

         Subject to approval of the Board of Managers, it is the policy of TAMIC, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to Accounts QB and TB, involving both price paid or received and any commissions and other cost paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by TAMIC under its Investment Advisory Agreements. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among Accounts QB and TB and other clients of TAMIC who may indirectly benefit from the availability of such information. Similarly, Accounts QB and TB may indirectly benefit from information made available as a result of transactions for such clients.

         Purchases and sales of bonds and money market instruments will usually be principal transactions and will normally be purchased directly from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from the underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, Accounts GIS, QB and TB will deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees will be incurred in connection with futures transactions, and Accounts QB and TB will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         TAMIC may follow a policy of considering the sale of units of Account QB and TB a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

         The policy of TAMIC with respect to brokerage is and will be reviewed by the Board of Managers periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         The total brokerage commissions paid by Account QB for the fiscal years ended December 31, 1996, 1997 and 1998 were $745,209, $0 and $____________, respectively. For the fiscal year ended December 31, 1998, no portfolio transactions were directed to certain brokers because of research services. No commissions were paid to broker dealers affiliated with TAMIC.

         The total brokerage commissions paid by Account TB for the fiscal years ended December 31, 1996, 1997 and 1998 were $75,437, $0 and , respectively. For the fiscal year ended December 31, 1998, no portfolio transactions were directed to certain brokers because of research services.

PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Managers, TAMIC is responsible for the investment decisions and the placement of orders for portfolio transactions of Account MM. Portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter, and transactions with dealers normally reflect the spread between the bid and asked prices. TAMIC seeks to obtain the best net price and most favorable execution of orders for the purchase and sale of portfolio securities.


                              VALUATION OF ASSETS

         The value of the assets of each funding option is determined on each business day as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available are value by management at prices which it deems in good faith to be fair.

         Short term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.


                             NET INVESTMENT FACTOR

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the immediately preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an investment alternative from one Valuation Period to the next. The net investment factor is determined by dividing (a) by (b) and adding (c) to the result where:

         (a) is the net result of the Valuation Period's investment income (including, in the case of assets invested in an underlying mutual fund, distributions whose ex-dividend date occurs during the Valuation Period), PLUS capital gains and losses (whether realized or unrealized), LESS any deduction for applicable taxes (presently zero);

         (b) is the value of the assets at the beginning of the Valuation Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

         (c) is the net result of 1.000, LESS the Valuation Period deduction for the insurance charge, LESS the applicable deduction for the investment advisory fee, and in the case of Accounts TGIS, TSB, TAS and TB, LESS the applicable deduction for market timing fees (the deduction for the investment advisory fee is not applicable in the case of assets invested in an Underlying Fund, since the fee is reflected in the net asset value of the fund).

         The net investment factor may be more or less than one.


ACCUMULATION UNIT VALUE. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the business day just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE.  An Annuity Unit Value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS


         The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

         If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

         Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

         The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

         To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

         The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

         Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

         Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59_, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59_ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

         Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

         The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

    There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

    (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

    (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

    (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law.

         A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.  OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

    To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed

$200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1998, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,200 or less per year, will generally be exempt from periodic withholding.

         Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                                PERFORMANCE DATA

YIELD QUOTATIONS OF ACCOUNT MM

         Yield quotations of Account MM are calculated using the base period return for a seven-day period. The base period return is calculated using a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the period; base period return per accumulation unit is equal to accrued interest on portfolio securities plus or minus amortized purchase discount or premium less all accrued expenses for investment advisory fees and mortality and expense guarantees, and less a pro rata portion of the contract administrative charge (calculated in the manner described under "Average Annual Total Return" below), divided by the accumulation unit value at the beginning of the period. Realized capital gains or losses and unrealized appreciation or depreciation of the portfolio are not included in the base period return, but are included in accumulation unit values.

         Current yield is equal to the base period return multiplied by 365, and the result divided by 7. The current yield for Account MM for the seven-day period ended December 31, 1998 was ____%.

         Effective yield, which includes the effects of compounding, is equal to the sum of 1 plus the base period return, raised to a power equal to 365 divided by 7, minus 1. The effective yield for Account MM for the seven-day period ended December 31, 1998 was _____%.

         These quotations do not reflect a deduction for any applicable surrender charge. If the surrender charge was included, yield and effective yield would be reduced.

                            PERFORMANCE INFORMATION

         From time to time, the Company may advertise several types of historical performance for Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and the Funding Options of Fund U.

         STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to an Account or Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for contracts sold (or anticipated to be sold) under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time. For Accounts TGIS, TSB, TAS and TB, market timing fees are included in expenses in the calculation of performance for periods on or after May 1, 1990, the date on which the market timing fee became a charge against the daily assets of the timed accounts. The performance for periods prior to May 1, 1990 does not reflect the deduction of the market timing fee.

         NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

         TOTAL RETURN QUOTATIONS FOR TIMED ACCOUNTS. Because Accounts TGIS, TSB, TAS and TB are primarily available to Contract Owners who have entered into third party market timing services agreements, the Accounts may experience wide fluctuations in assets over a given time period. Consequently, performance data computed according to both the standardized and nonstandardized methods for Accounts TGIS, TSB, TAS and TB may not always be useful in evaluating the performance of these Accounts. In addition, performance data for Accounts TGIS, TSB, TAS and TB alone will not generally be useful to the purchase of evaluating the performance of a market timing strategy that uses these Accounts.

         For funding options that were in existence before they became available under Fund U, the standardized average total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held available under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

         GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD II and the Funding Options.

         Average annual total returns of each managed Separate Account computed according to the standardized and non-standardized methods for the periods ended December 31, 1998 are set forth in the following tables.

         Average annual total returns for each of the Funding Options (excluding Money Market Portfolio) computed according to the standardized and nonstandardized methods for the period ending December 31, 1998 are set forth in the following tables.

                                              STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                                              -----------------------------------------
                                             (taking into account all charges and fees)

---------------------------------------------------------------------------------------------
 INVESTMENT ALTERNATIVE                         SUBACCOUNT   1 YEAR     5 YEAR    10 YEAR
                                                INCEPTION
                                                 DATE (4)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 Account GIS                                          5/83
---------------------------------------------------------------------------------------------
 Account QB                                           5/83
---------------------------------------------------------------------------------------------
 Account MM                                           5/83
---------------------------------------------------------------------------------------------
 Account TGIS                                        12/87
---------------------------------------------------------------------------------------------
 Account TSB(1)                                      11/87
---------------------------------------------------------------------------------------------
 Account TAS                                         11/87
---------------------------------------------------------------------------------------------
 Account TB                                          11/87
---------------------------------------------------------------------------------------------
 FUND U
---------------------------------------------------------------------------------------------
 Capital Appreciation Fund                         5/16/83
---------------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund                          1/24/92
---------------------------------------------------------------------------------------------
 High Yield Bond Trust                             5/16/83
---------------------------------------------------------------------------------------------
 Managed Assets Trust                              5/16/83
---------------------------------------------------------------------------------------------
 American Odyssey Funds (CHART fee included)
---------------------------------------------------------------------------------------------
    Core Equity Fund                                5/1/93
---------------------------------------------------------------------------------------------
    Emerging Opportunities Fund                     5/1/93
---------------------------------------------------------------------------------------------
    Global High Yield Bond Fund                     5/1/93
---------------------------------------------------------------------------------------------
    Intermediate-Term Bond Fund                     5/1/93
---------------------------------------------------------------------------------------------
    International Equity Fund                       5/1/93
---------------------------------------------------------------------------------------------
    Long-Term Bond Fund                             5/1/93
---------------------------------------------------------------------------------------------
 American Odyssey Funds (no CHART fee included)
---------------------------------------------------------------------------------------------
    Core Equity Fund                                5/1/93
---------------------------------------------------------------------------------------------
    Emerging Opportunities Fund                     5/1/93
---------------------------------------------------------------------------------------------
    Global High Yield Bond Fund                     5/1/93
---------------------------------------------------------------------------------------------
    Intermediate-Term Bond Fund                     5/1/93
---------------------------------------------------------------------------------------------
    International Equity Fund                       5/1/93
---------------------------------------------------------------------------------------------
    Long-Term Bond Fund                             5/1/93
---------------------------------------------------------------------------------------------
 Delaware Group Premium Fund Inc.:
---------------------------------------------------------------------------------------------
    REIT Series                                     5/1/98
---------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund :
---------------------------------------------------------------------------------------------
    Capital Appreciation Portfolio                  5/1/98
---------------------------------------------------------------------------------------------
    Small Cap Portfolio                             5/1/98
---------------------------------------------------------------------------------------------
 Fidelity's Variable Insurance Products Fund:
---------------------------------------------------------------------------------------------
    Equity Income Portfolio                           7/93
---------------------------------------------------------------------------------------------
    Growth Portfolio                               1/24/92
---------------------------------------------------------------------------------------------
    High Income Portfolio                          1/24/92
---------------------------------------------------------------------------------------------


                                                                NONSTANDARDIZED TOTALRETURNS
                                                                ----------------------------
                                                       (taking in to account all c arges and fees except
                                                  deferred sales charges and contract administrative charge)
--------------------------------------------------------------------------------------------------------------
 INVESTMENT ALTERNATIVE                         FUND       1 YEAR       3 YEAR      5 YEAR      10 YEAR
                                              INCEPTION
                                              DATE (5)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Account GIS                                      5/83
------------------------------------------------------------
 Account QB                                       5/83
------------------------------------------------------------
 Account MM                                       5/83
-------------------------------------------------------------
 Account TGIS                                     1/88
-------------------------------------------------------------
 Account TSB(1)                                  11/87
-------------------------------------------------------------
 Account TAS                                     11/87
-------------------------------------------------------------
 Account TB                                      11/87
-------------------------------------------------------------
 FUND U
-------------------------------------------------------------
 Capital Appreciation Fund                     5/16/83
-------------------------------------------------------------
 Dreyfus Stock Index Fund                      1/24/92
-------------------------------------------------------------
 High Yield Bond Trust                         5/16/83
-------------------------------------------------------------
 Managed Assets Trust                          5/16/83
-------------------------------------------------------------
 American Odyssey Funds (CHART fee included)
    Core Equity Fund                            5/1/93
-------------------------------------------------------------
    Emerging Opportunities Fund                 5/1/93
-------------------------------------------------------------
    Global High Yield Bond Fund                 5/1/93
-------------------------------------------------------------
    Intermediate-Term Bond Fund                 5/1/93
-------------------------------------------------------------
    International Equity Fund                   5/1/93
-------------------------------------------------------------
    Long-Term Bond Fund                         5/1/93
-------------------------------------------------------------
 American Odyssey Funds (no CHART fee include)
-------------------------------------------------------------
    Core Equity Fund                            5/1/93
-------------------------------------------------------------
    Emerging Opportunities Fund                 5/1/93
-------------------------------------------------------------
    Global High Yield Bond Fund                 5/1/93
-------------------------------------------------------------
    Intermediate-Term Bond Fund                 5/1/93
-------------------------------------------------------------
    International Equity Fund                   5/1/93
-------------------------------------------------------------
    Long-Term Bond Fund                         5/1/93
-------------------------------------------------------------
 Delaware Group Premium Fund Inc.:
    REIT Series
-------------------------------------------------------------
 Dreyfus Variable Investment Fund :
-------------------------------------------------------------
    Capital Appreciation Portfolio
-------------------------------------------------------------
    Small Cap Portfolio
-------------------------------------------------------------
 Fidelity's Variable Insurance Products Fund:
-------------------------------------------------------------
    Equity Income Portfolio                      10/86
-------------------------------------------------------------
    Growth Portfolio                             10/86
-------------------------------------------------------------
    High Income Portfolio                         9/85
-------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Fidelity's Variable Insurance Products Fund II:
------------------------------------------------------------------------------------------------------------------------------------
    Asset Manager Portfolio                       1/24/92                                          9/89
------------------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Variable Series Fund Inc.:
------------------------------------------------------------------------------------------------------------------------------------
    Salomon Brothers Variable Investors Fund       5/1/98                                         1/2/98
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Variable Products Series Fund
------------------------------------------------------------------------------------------------------------------------------------
    Templeton Asset Allocation Fund               1/24/92                                          8/88
------------------------------------------------------------------------------------------------------------------------------------
    Templeton Bond Fund                           1/24/92                                          8/88
------------------------------------------------------------------------------------------------------------------------------------
    Templeton Stock Fund                          1/24/92                                          8/88
------------------------------------------------------------------------------------------------------------------------------------
 Travelers Series Fund, Inc.:
------------------------------------------------------------------------------------------------------------------------------------
    Alliance Growth Portfolio                     2/13/95                                         6/20/94
------------------------------------------------------------------------------------------------------------------------------------
    MFS Total Return Portfolio                    2/13/95                                         6/20/94
------------------------------------------------------------------------------------------------------------------------------------
    Putnam Diversified Income Portfolio           2/13/95                                         6/20/94
------------------------------------------------------------------------------------------------------------------------------------
    Smith Barney High Income Portfolio            2/13/95                                         6/20/94
------------------------------------------------------------------------------------------------------------------------------------
    Smith Barney International Equity Portfolio   2/13/95                                         6/20/94
------------------------------------------------------------------------------------------------------------------------------------
    Smith Barney Large Cap Value Portfolio        2/13/95                                         6/20/94
------------------------------------------------------------------------------------------------------------------------------------
 Travelers Series Trust :
------------------------------------------------------------------------------------------------------------------------------------
    Convertible Bond Portfolio                     5/1/98                                         5/1/98
------------------------------------------------------------------------------------------------------------------------------------
    Disciplined Mid Cap Stock Portfolio            5/1/98                                         5/1/98
------------------------------------------------------------------------------------------------------------------------------------
    Disciplined Small Cap Stock Portfolio          5/1/98                                         5/1/98
------------------------------------------------------------------------------------------------------------------------------------
    MFS Mid Cap Growth Portfolio                   5/1/98                                         5/1/98
------------------------------------------------------------------------------------------------------------------------------------
    MFS Research Portfolio                         5/1/98                                         5/1/98
------------------------------------------------------------------------------------------------------------------------------------
    Social Awareness Stock Portfolio               5/1/92                                         5/1/92
------------------------------------------------------------------------------------------------------------------------------------
    Strategic Stock Portfolio                      5/1/98                                         5/1/98
------------------------------------------------------------------------------------------------------------------------------------
    U.S. Government Securities Portfolio          1/24/92                                         1/24/92
------------------------------------------------------------------------------------------------------------------------------------
    Utilities Portfolio                              2/94                                          2/94
------------------------------------------------------------------------------------------------------------------------------------
 Warburg Pincus Trust
------------------------------------------------------------------------------------------------------------------------------------
    Warburg Pincus Emerging Markets Portfolio      5/1/98
------------------------------------------------------------------------------------------------------------------------------------


(1) Formerly The Travelers Timed Money Market Account for Variable Annuities (Account TMM).

(2) Formerly Aggressive Stock Trust.

(3) Formerly American Odyssey Short-Term Bond Fund. The name, investment objective and subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

 *  Figures represent period "Since Inception," as defined below.

(4) Subaccount Inception Date reflects the actual date that the underlying fund became available under the Separate Account, as determined by the effective date of the Separate Account's 1940 Act Registration Statement.

(5) Fund Inception Date reflects the date that the underlying fund commenced operations. For those funds that were in existence prior to the date that they became available under the Separate Account, the performance figures represent actual returns of the fund adjusted to reflect the charges that would have been assessed under the Separate Account during the period(s) shown. As illustrated herein, periods greater than 1 year reflect Hypothetical Adjusted Returns.

                             THE BOARD OF MANAGERS

         The investments and administration of each of the Separate Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS, TSB, TAS and TB are elected annually by those Contract Owners participating in the Separate Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.


 Name                                 Present Position and Principal Occupation During Last Five Years
 ----                                 ----------------------------------------------------------------
 *Heath B. McLendon                   Managing Director (1993-present), Smith Barney Inc. ("Smith Barney");
   Chairman and Member                Chairman (1993-present), Smith Barney Strategy Advisors, Inc.;
   388 Greenwich Street               President and Director (1994-present), Mutual Management Corp.;
   New York, New York                 Director and President (1996-present), Travelers Investment Adviser,
   Age 65                             Inc.; Chairman and Director of forty-two investment companies associated with Smith Barney; Chairman, Board of Trustees, Drew
                                      University; Advisory Director, First Empire State Corporation;
                                      Chairman, Board of Managers, seven Variable Annuity Separate Accounts of The Travelers Insurance Company+; Chairman, Board of Trustees, five
                                      Mutual Funds sponsored by The Travelers Insurance Company++; prior to
                                      July 1993, Senior Executive Vice President of Shearson Lehman Brothers
                                      Inc.



   Knight Edwards                     Of Counsel (1988-present), Edwards & Angell, Attorneys; Member,
   Member                             Advisory Board (1973-1994), thirty-one mutual funds sponsored by
   2700 Hospital Trust Tower          Keystone Group, Inc.; Member, Board of Managers, seven Variable Annuity
   Providence, Rhode Island           Separate Accounts of The Travelers Insurance Company+; Trustee, five
   Age 75                             Mutual Funds sponsored by The Travelers Insurance Company++.


   Robert E. McGill, III              Retired manufacturing executive.  Director (1983-1995), Executive Vice
   Member                             President (1989-1994) and Senior Vice President, Finance and
   295 Hancock Street                 Administration (1983-1989), The Dexter Corporation (manufacturer of
   Williamstown, Massachusetts        specialty chemicals and materials); Vice Chairman (1990-1992), Director
   Age 67                             (1983-1995), Life Technologies, Inc. (life science/biotechnology products); Director, (1994-present), The Connecticut Surety Corporation
                                      (insurance);  Director (1995-present), Chemfab Corporation (specialty materials manufacturer); Director (1999-present), Ravenswood Winery,
                                      Inc.; Member, Board of Managers, seven Variable Annuity Separate
                                      Accounts of The Travelers Insurance Company+; Trustee, five Mutual
                                      Funds sponsored by The Travelers Insurance Company++.


   Lewis Mandell                      Dean, School of Management (1998-present), Unveristy at Buffalo; Dean,
   Member                             College of Business Administration (1995-1998), Marquette University;
   606 N. 13th Street                 Professor of Finance (1980-1995) and Associate Dean (1993-1995), School
   Milwaukee, WI 53233                of Business Administration, and Director, Center for Research and
   Age 56                             Development in Financial Services (1980-1995), University of
                                      Connecticut; Director (1992-present), GZA Geoenvironmental Tech, Inc.
                                      (engineering services); Member, Board of Managers, seven Variable
                                      Annuity Separate Accounts of The Travelers Insurance Company+; Trustee,
                                      five Mutual Funds sponsored by The Travelers Insurance Company++.

   Frances M. Hawk, CFA, CFP          Private Investor, (1997-present), Portfolio Manager (1992-1997), HLM
   Member                             Management Company, Inc. (investment management); Assistant Treasurer,
   222 Berkeley Street                Pensions and Benefits. Management (1989-1992), United Technologies
   Boston, Massachusetts              Corporation (broad- based designer and manufacturer of high technology
   Age 51                             products); Member, Board of Managers, seven Variable Annuity Separate
                                      Accounts  of The Travelers Insurance Company+; Trustee, five Mutual
                                      Funds sponsored by The Travelers Insurance Company++.


   Ernest J. Wright                   Vice President and Secretary (1996-present), Assistant Secretary
   Secretary to the Board             (1994-1996), Counsel (1987-present), The Travelers Insurance Company;
   One Tower Square                   Secretary, seven Variable Annuity Separate Accounts of The Travelers
   Hartford, Connecticut              Insurance Company+; Secretary, Board of Trustees, five Mutual Funds
   Age 58                             sponsored by The Travelers Insurance Company++.


   Kathleen A. McGah                  Assistant Secretary and Counsel (1995-present), The Travelers Insurance
   Assistant Secretary to the Board   Company; Assistant Secretary,  seven Variable Annuity Separate Accounts
   One Tower Square                   of The Travelers Insurance Company+; Assistant Secretary, Board of
   Hartford, Connecticut              Trustees, five Mutual Funds sponsored by The Travelers Insurance
   Age 48                             Company++.  Prior to January 1995, Counsel, ITT Hartford Life Insurance
                                      Company.


 David Golino                         Second Vice President (1996-present), The Travelers Insurance Company;
   Principal Accounting Officer       Principal Accounting Officer, seven Variable Annuity Separate Accounts
   To the Board of Managers           of The Travelers Insurance Company+.  Prior to May 1996, Manager,
   One Tower Square                   Deloitte & Touche LLP.
   Hartford, Connecticut
   Age 37

+ These seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, Trust, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

     * Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Smith Barney Inc., an indirect wholly owned subsidiary of Travelers Group Inc. and also owns shares and options to purchase shares of Travelers Group Inc., the indirect parent of The Travelers Insurance Company.

         The Company is responsible for payment of the fees and expenses of the Board of Managers, and the expenses of audit of the Separate Accounts, as well as other expenses for services related to the operations of the accounts, for which it deducts certain amounts from purchase payments and from the accounts.

         Members of the Board of Managers who are also officers or employees of Travelers Group Inc. or its subsidiaries are not entitled to any fee. Members of the Board of Managers who are not affiliated as employees of Travelers Group Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the seven Variable Annuity Separate Accounts established by The Travelers Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance Company. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended. Board Members with 10 years of service may agree to provide services as emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees if attended.

                      DISTRIBUTION AND MANAGEMENT SERVICES

         Under the terms of a Distribution and Management Agreement between each Separate Account, the Company and Tower Square Securities, Inc., the Company provides all sales and administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with the Separate Accounts and assumes the risk of minimum death benefits, as applicable. The Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying the Separate Accounts and the variable annuity contracts with regulatory authorities; the costs of proxy solicitation; all custodian, accountants' and legal fees; and all compensation paid to the unaffiliated members of the Board of Managers. In addition, under the terms of the Distribution and Management Agreements between the Company and Accounts TGIS, TSB, TAS and TB, the Company deducts amounts necessary to pay fees to third-party registered investment advisers which provide market timing investment advisory services to Contract Owners in those accounts and, in turn, pays such fees to the registered investment advisers. The Company also provides without cost to the Separate Accounts all necessary office space, facilities, and personnel to manage its affairs.

         The Company received the following amounts from the Separate Accounts in each of the last three fiscal years for services provided under the Distribution and Management Agreements:


         SEPARATE ACCOUNT           1998                 1997                1996
         ----------------           ----                 ----                ----
             GIS                                   $   7,623,733       $   5,889,123
             QB                                    $   2,144,373       $   2,322,938

             MM                                    $   1,296,431       $   1,141,046

             U                                     $  60,630,629       $  43,929,076
             TGIS                                  $   2,750,311       $   2,727,368

             TSB                                   $   1,092,109       $   1,217,057
             TAS                                   $   1,191,956       $   1,196,757

             TB                                    $      32,789       $      77,050


                              SECURITIES CUSTODIAN

         Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York, is the custodian of the portfolio securities and similar investments of Accounts GIS, QB, MM, TGIS, TSB, TAS and TB.


                            INDEPENDENT ACCOUNTANTS

         Financial statements as of and for the year ended December 31, 1998 of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U, included in the Annual Reports (for each) incorporated by reference in this SAI, have been incorporated herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

         The consolidated financial statements of The Travelers Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and for each of the years in the three-year period ended December 31, 1998, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

                          TRAVELERS INSURANCE COMPANY

                                  THETRAVELERS



                                 THE TRAVELERS

                               VARIABLE ANNUITIES

                INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS

                                   Issued By

                        THE TRAVELERS INSURANCE COMPANY

                          PENSION AND PROFIT-SHARING,

                      SECTION 403(b) AND SECTION 408, AND

                         DEFERRED COMPENSATION PROGRAMS





L-11165S                                                       TIC  Ed. 5-99
                                                               Printed in U.S.A.

                                     PART C

                               OTHER INFORMATION


Item 28.  Financial Statements and Exhibits

(a) The financial statements of the Registrant, as well as of The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities and The Travelers Fund U for Variable Annuities, and the Reports of Independent Accountants thereto, are in the Annual Reports for the respective Accounts and are incorporated into the Statement of Additional Information by reference. For each of the Accounts, these financial statements include as applicable:

                          To be filed by amendment.

      The consolidated financial statements of The Travelers Insurance Company and Subsidiaries and the report of Independent Auditors are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries include:

                          To be filed by amendment.


(b)   Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-3 filed April 22, 1996.)

2.    Rules and Regulations of the Registrant.  To be filed by amendment.

3. Custody Agreement between the Registrant and Chase Manhattan Bank, N. A., Brooklyn, New York. (Incorporated herein by reference to Exhibit
      3. to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, filed on April 26, 1995.)

4. Investment Advisory Agreement between the Registrant and The Travelers Investment Management Company. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-3 filed April 22, 1996.)

5(a). Distribution and Principal Underwriting Agreement among the
      Registrant, The Travelers Insurance Company and CFBDS, Inc.

5(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 , File No. 2-79529, filed on April 19, 1996.)

6. Example of Variable Annuity Contracts (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4, File No. 2-79529, filed on April 19, 1996.)

7. Example of Application. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4, File No. 2-79529, filed on April 19, 1996.)

8(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

8(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

12. Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit 12 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3 filed April 28, 1997.)

13(a). Consent of PricewaterhouseCoopers LLP, Independent Accountants. To be filed by amendment.

13(b). Consent of KPMG LLP, Independent Certified Public Accountants. To be filed by amendment

16. Schedule for Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3 filed April 28, 1997.)

18(a). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell and Frances M. Hawk. (Incorporated herein by reference to Exhibit 18(a) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-3 filed April 22, 1996.)

18(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Jay S. Benet, George C. Kokulis, Ian R. Stuart and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3 filed April 28, 1997.)

18(c). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Charles O. Prince, III, Marc P. Weill, Irwin R. Ettinger and Donald T. DeCarlo. (Incorporated herein by reference to Exhibit 18(c) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-3, filed April 26, 1995.)

18(d) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for J. Eric Daniels and Jay S. Benet.

27.    Financial Data Schedule.  To be filed by amendment.

Item 29.  Directors and Officers of The Travelers Insurance Company

Name and Principal                      Positions and Offices                       Positions and Offices
Business Address                        with Insurance Company                      with Registrant
---------------------                   ----------------------                      ----------------------
Michael A. Carpenter**                   Director, Chairman of the Board                     ----
J. Eric Daniels*                         President and Chief Executive Officer
Jay S. Benet*                            Director, Senior Vice President                     ----
                                         Chief Financial Officer, Chief
                                         Accounting Officer and Controller
George C. Kokulis*                       Director and Senior Vice President                  ----
Robert I. Lipp*                          Director                                            ----
Katherine M. Sullivan*                   Director and Senior Vice President                  ----
                                         and General Counsel
Marc P. Weill**                          Director and Senior Vice President                  ----
Stuart Baritz***                         Senior Vice President                               ----
Jay S. Fishman*                          Senior Vice President                               ----
Elizabeth C. Georgakopoulos*             Senior Vice President                               ----
Barry Jacobson*                          Senior Vice President                               ----
Russell H. Johnson*                      Senior Vice President                               ----
Warren H. May*                           Senior Vice President                               ----
Christine M. Modie*                      Senior Vice President                               ----
David A. Tyson*                          Senior Vice President                               ----
F. Denney Voss*                          Senior Vice President                               ----
Ambrose J. Murphy*                       Deputy General Counsel
Virginia M. Meany*                       Vice President                                      ----
Selig Ehrlich*                           Vice President and Actuary                          ----
Donald R. Munson, Jr.*                   Second Vice President                               ----
Anthony Cocolla                          Second Vice President                               ----
Scott R. Hansen                          Second Vice President                               ----
Ernest J. Wright*                        Vice President and Secretary                Secretary to the
                                                                                     Board of Managers
Kathleen A. McGah*                       Assistant Secretary and Counsel             Assistant Secretary to
                                                                                     the Board of Managers
David A. Golino                          Second Vice President                       Principal Accounting
                                                                                     Officer

Principal Business Address:
*     The Travelers Insurance Company                      **    Citigroup Inc.
      One Tower Square                                           388 Greenwich Street
      Hartford, CT  06183                                        New York, N.Y. 10013

***   Travelers Portfolio Group
      1345 Avenue of the Americas
      New York, NY 10105

Item 30.  Persons Controlled by or Under Common Control with the Depositor

         To be filed by amendment.


Item 31.  Number of Contract Owners

         To be filed by amendment.


Item 32.  Indemnification

Pursuant to the provisions of Article VI of the Rules and Regulations of the Registrant, indemnification is provided to members of the Board of Managers, officers and employees of the Registrant in accordance with the standards established by Sections 33-770-33-778 of the Connecticut General Statutes ("C.G.S.") relating to indemnification under the Connecticut Stock Corporation Act.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.


Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.  Business and Other Connections of Adviser


Officers and Directors of The Travelers Investment Management Company (TIMCO), the Registrant's Investment Adviser, are set forth in the following table:

Name                             Position with TIMCO                            Other Business
----                             -------------------                            --------------
Thomas W. Jones                  Director and Chairman                          Vice Chairman
                                                                                Citigroup Inc.*
                                                                                Chief Executive Officer of
                                                                                Smith Barney Asset
                                                                                Management Division

Sandip A. Bhagat                 Director, President and **                     Not Applicable
                                   Chief Executive Officer

Virgil H. Cumming                Director                                       Managing Director
                                                                                Salomon Smith Barney Inc.*
                                                                                Chief Investment Officer of
                                                                                Smith Barney Asset
                                                                                Management Division

Heath B. McLendon                Director                                       Managing Director
                                                                                Salomon Smith Barney Inc.*

Emil J. Molinaro, Jr.            Vice President                                 Vice President
                                                                                Citigroup Inc.**

Daniel B. Willey                 Vice President                                 **Not Applicable

Gloria G. Williams               Vice President**                               Not Applicable

John W. Lau                      Vice President**                               Not Applicable

Feng Zhang                       Vice President**                               Not Applicable

Maggie M. Copeland               Vice President**                               Not Applicable

Michael Loura                    Assistant Vice President**                     Not Applicable

Yining Xia                       Assistant Vice President**                     Not Applicable

Alexander Romeo                  Assistant Vice President**                     Not Applicable

Michael F. Rosenbaum             Corporate Secretary                            General Counsel to
                                                                                Smith Barney Asset
                                                                                Management Division

Michael J. Day                   Treasurer                                      Managing Director
                                                                                Salomon Smith Barney Inc.*


 *Address:  388 Greenwich Street, New York, New York 10013
**Address:  One Tower Square, Hartford, Connecticut 01683

Item 34.  Principal Underwriter

(a)         CFBDS, Inc.
            21 Milk Street
            Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following :

The Travelers Growth and Income Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
The Travelers Money Market Account for Variable Annuities
The Travelers Timed Short-Term Bond Account for Variable Annuities The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Timed Bond Account for Variable Annuities
The Travelers Fund U for Variable Annuities
The Travelers Fund VA for Variable Annuities
The Travelers Fund BD for Variable Annuities
The Travelers Fund BD II for Variable Annuities
The Travelers Fund BD III for Variable Annuities
The Travelers Fund BD IV for Variable Annuities
The Travelers Fund ABD for Variable Annuities
The Travelers Fund ABD II for Variable Life Insurance
The Travelers Separate Account QP for Variable Annuities
The Travelers Separate Account PF for Variable Annuities
The Travelers Separate Account PF II for Variable Annuities
The Travelers Separate Account TM for Variable Annuities
The Travelers Separate Account TM II for Variable Annuities
The Travelers Separate Account Five for Variable Annuities
The Travelers Separate Account Six for Variable Annuities
The Travelers Separate Account Seven for Variable Annuities
The Travelers Separate Account Eight for Variable Annuities
The Travelers Fund UL for Variable Life Insurance
The Travelers Fund UL II for Variable Life Insurance
The Travelers Fund UL III for Variable Life Insurance
The Travelers Variable Life Insurance Separate Account One
The Travelers Variable Life Insurance Separate Account Two
The Travelers Variable Life Insurance Separate Account Three
The Travelers Variable Life Insurance Separate Account Four

CitiFunds Trust I
CitiFunds Trust II
CitiFunds Trust III
CitiFunds International Trust
CitiFunds Fixed Income Trust
CitiFunds Tax Free Income Trust
CitiFunds Tax Free Reserves
CitiFunds Multi-State Tax Free Trust
CitiFunds Premium Trust
CitiFunds Institutional Trust
CitiVariable Annuity
CitiVariable Annuity Plus
Variable Annuity Portfolios
The Premium Portfolios
Asset Allocation Portfolios
Cash Reserve Portfolio
Tax Free Reserves Portfolio

U.S. Treasury Reserves Portfolio
CONCERT INVESTMENT SERIES:
Emerging Growth Fund
Government Fund
Growth and Income Fund
International Equity Fund
Municipal Fund
CONSULTING GROUP CAPITAL MARKETS FUNDS:
Balanced Investments
Emerging Markets Equity Investments
Government Money Investments
High Yield Investments
Intermediate Fixed Income Investments
International Equity Investments
International Fixed Income Investments
Large Capitalization Growth Investments
Large Capitalization Value Equity Investments
Long-Term Bond Investments
Mortgage Backed Investments
Municipal Bond Investments
Small Capitalization Growth Investments
Small Capitalization Value Equity Investments
GREENWICH STREET SERIES FUND:
Appreciation Portfolio
Diversified Strategic Income Portfolio
Emerging Growth Portfolio
Equity Income Portfolio (Class I)
Equity Income Portfolio (Class II)
Equity Index Portfolio
Growth & Income Portfolio
Intermediate High Grade Portfolio
International Equity Portfolio
Money Market Portfolio
Total Return Portfolio
SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
SMITH BARNEY APPRECIATION FUND
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
SMITH BARNEY CONCERT ALLOCATION SERIES INC.:
Balanced Portfolio
Conservative Portfolio
Growth Portfolio
High Growth Portfolio
Income Portfolio
Global Portfolio
Select Balanced Portfolio
Select Conservative Portfolio
Select Growth Portfolio
Select High Growth Portfolio
Select Income Portfolio
SMITH BARNEY EQUITY FUNDS:
Concert Social Awareness Fund
Smith Barney Large Cap Blend Fund
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
SMITH BARNEY FUNDS, INC.:
Large Cap Value Fund
Short-Term High Grade Bond Fund
U.S. Government Securities Fund
SMITH BARNEY INCOME FUNDS:
Smith Barney Convertible Fund
Smith Barney Diversified Strategic Income Fund
Smith Barney Exchange Reserve Fund
Smith Barney High Income Fund
Smith Barney Municipal High Income Fund
Smith Barney Premium Total Return Fund
Smith Barney Total Return Bond Fund
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.:
Cash Portfolio
Government Portfolio
Municipal Portfolio
SMITH BARNEY INVESTMENT FUNDS INC.:
Concert Peachtree Growth Fund
Smith Barney Contrarian Fund
Smith Barney Government Securities Fund
Smith Barney Hansberger Global Small Cap Value Fund
Smith Barney Hansberger Global Value Fund
Smith Barney Investment Grade Bond Fund
Smith Barney Special Equities Fund
SMITH BARNEY INVESTMENT TRUST:
Smith Barney Intermediate Maturity California Municipals Fund
Smith Barney Intermediate Maturity New York Municipals Fund
Smith Barney Large Cap Capitalization Growth Fund
Smith Barney S&P 500 Index Fund
Smith Barney Mid Cap Blend Fund
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
SMITH BARNEY MANAGED MUNICIPALS FUND INC.
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
SMITH BARNEY MONEY FUNDS, INC.:
Cash Portfolio
Government Portfolio
Retirement Portfolio
SMITH BARNEY MUNI FUNDS:
California Money Market Portfolio
Florida Portfolio
Georgia Portfolio
Limited Term Portfolio
New York Money Market Portfolio
New York Portfolio
Pennsylvania Portfolio
SMITH BARNEY MUNICIPALS MONEY MARKET FUND, INC.
SMITH BARNEY NATURAL RESOURCES FUND INC.
SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
SMITH BARNEY OREGON MUNICIPALS FUND
SMITH BARNEY PRINCIPAL RETURN FUND:
Zeros Plus Emerging Growth Series 2000
Smith Barney Security and Growth Fund
SMITH BARNEY SMALL CAP BLEND FUND, INC.
SMITH BARNEY TELECOMMUNICATIONS TRUST:
Smith Barney Telecommunications Income Fund
SMITH BARNEY VARIABLE ACCOUNT FUNDS:
Income and Growth Portfolio
Reserve Account Portfolio
U.S. Government/High Quality Securities Portfolio
SMITH BARNEY WORLD FUNDS, INC.:
Emerging Markets Portfolio
European Portfolio
Global Government Bond Portfolio
International Balanced Portfolio
International Equity Portfolio
Pacific Portfolio
TRAVELERS SERIES FUND INC.:
AIM Capital Appreciation Portfolio
Alliance Growth Portfolio
GT Global Strategic Income Portfolio
MFS Total Return Portfolio
Putnam Diversified Income Portfolio
Smith Barney High Income Portfolio
Smith Barney Large Cap Value Portfolio
Smith Barney International Equity Portfolio
Smith Barney Large Capitalization Growth Portfolio
Smith Barney Money Market Portfolio
Smith Barney Pacific Basin Portfolio
TBC Managed Income Portfolio
Van Kampen American Capital Enterprise Portfolio
CENTURION FUNDS, INC.:
Centurion Tax-Managed U.S. Equity Fund
Centurion Tax-Managed International Equity Fund
Centurion U.S. Protection Fund
Centurion International Protection Fund
AMERICAN ODYSSEY FUNDS:
Global High-Yield Bond Fund
International Equity Fund
Emerging Opportunities Fund
Core Equity Fund
Long-Term Bond Fund
Intermediate-Term Bond Fund
SALOMON BROTHERS VARIABLE SERIES FUND:
Salomon Brothers Total Return Fund
Salomon Brothers Capital Fund
Salomon Brothers High Yield Bond Fund
Salomon Brothers Variable Investors Fund
Salomon Brothers Strategic Bond Fund

(b)      Name and Principal                                  Positions and Offices
         Business Address *                                  With Underwriter
         ------------------                                  ----------------
         Phillip W. Coolidge                                Chairman of the Board, Director
                                                              Chief Executive Officer, and President
         Linda T. Gibson                                    Secretary
         Molly S. Mugler                                    Assistant Secretary
         Linwood C. Downs                                   Treasurer
         John R. Elder                                      Assistant Treasurer
         Susan Jakuboski                                    Assistant Treasurer
         Donald S. Chadwick                                 Director
         Robert G. Davidoff                                 Director
         Leeds Hackett                                      Director
         Laurence E. Levine                                 Director


         *   Principal business address:  21 Milk Street, Boston, MA 02109


Item 35.  Location of Accounts and Records

(1)      The Travelers Insurance Company
         One Tower Square
         Hartford, Connecticut  06183

(2)      Chase Manhattan Bank, N. A.
         Chase MetroTech Center
         Brooklyn, New York   11245

Item 36.  Management Services

         Inapplicable.

Item 37.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-3 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contract of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on the 23rd day of February 1999.


              THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES
                                  (Registrant)



                                        By: *HEATH B. McLENDON
                                            ------------------------------
                                            Heath B. McLendon
                                            Chairman of the Board of Managers


As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 23rd day of February 1999.



*HEATH B. McLENDON                                          Chairman, Board of Managers
----------------------------
(Heath B. McLendon)

*KNIGHT EDWARDS                                             Member, Board of Managers
----------------------------
(Knight Edwards)

*ROBERT E. McGILL, III                                      Member, Board of Managers
----------------------------
(Robert E. McGill, III)

*LEWIS MANDELL                                              Member, Board of Managers
----------------------------
(Lewis Mandell)

*FRANCES M. HAWK                                            Member, Board of Managers
----------------------------
(Frances M. Hawk)




*By: /s/Ernest J. Wright, Attorney-in-Fact
        Secretary, Board of Managers

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on the 23rd day of February 1999.

                        THE TRAVELERS INSURANCE COMPANY
                              (Insurance Company)


                              By: *JAY S. BENET
                                  ------------------------------------
                                  Jay S. Benet
                                  Senior Vice President, Chief Financial Officer Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 23rd day of February 1999.


*MICHAEL A. CARPENTER                                       Director and Chairman of the Board
-------------------------------------------
  (Michael A. Carpenter)


*J. ERIC DANIELS                                            Director, President and Chief Executive Officer
-------------------------------------------
  (J. Eric Daniels)


*JAY S. BENET                                               Director, Senior Vice President, Chief
-------------------------------------------                 Financial Officer, Chief Accounting Officer
  (Jay S. Benet)                                            and Controller



*GEORGE C. KOKULIS                                          Director
-------------------------------------------
  (George C. Kokulis


*ROBERT I. LIPP                                             Director
-------------------------------------------
  (Robert I. Lipp)


*KATHERINE M. SULLIVAN                                      Director, Senior Vice President and
-------------------------------------------                 General Counsel
  (Katherine M. Sullivan)


*MARC P. WEILL                                              Director
-------------------------------------------
  (Marc P. Weill)




*By: /s/Ernest J. Wright, Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit
  No.    Description                                                               Method of Filing
-------  -----------                                                               ----------------
5(a).    Distribution and Principal Underwriting Agreement                         Electronically
         among the Registrant, The Travelers Insurance Company
         and CFBDS, Inc.

13(a).   Consent of PricewaterhouseCoopers LLP, Independent Accountants            To be filed by
                                                                                   amendment

13(b).   Consent of KPMG LLP, Independent Certified Public Accountants             To be filed by
                                                                                   amendment

18(d)    Power of Attorney authorizing Ernest J. Wright or Kathleen A.             Electronically
         McGah as signatory for J. Eric Daniels and Jay S. Benet.

27.      Financial Data Schedule.                                                  To be filed by
                                                                                   amendment